Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 235,070,047.44
Entity Common Stock, Shares Outstanding	77,858,502
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Time charter revenues	$ 156,060	$ 231,224	$ 365,159
Bareboat charter revenues	33,373	47,101	71,370
Voyage charter revenues	452,889	510,808	708,008
Other income	25,785	20,969	20,678
Total operating revenues	668,107	810,102	1,165,215
Gain (loss) on sale of assets and amortization of deferred gains	16,813	(307,894)	30,935
Operating expenses
Voyage expenses and commission	274,132	295,787	282,708
Ship operating expenses	130,685	187,010	195,679
Profit share expense	0	482	30,566
Contingent rental expense	54,612	0	0
Charter hire expenses	37,461	65,601	134,551
Administrative expenses	33,906	35,886	31,883
Impairment loss	32,042	121,443	0
Depreciation	114,845	195,597	212,851
Total operating expenses	677,683	901,806	888,238
Net operating income (loss)	7,237	(399,598)	307,912
Other income (expenses)
Interest income	130	3,958	13,432
Interest expense	(94,962)	(141,497)	(149,918)
Equity losses of unconsolidated subsidiaries and associated companies	(4)	(600)	(515)
Foreign currency exchange gain	84	106	622
Mark to market of derivatives	1,725	(390)	19
Impairment of securities	0	0	(9,425)
Loss on sale of securities	0	(3,355)	0
Gain on redemption of debt	4,600	0	0
Dividends received, net	134	113	(278)
Other non-operating items, net	1,110	12,005	2,411
Net other expenses	(90,633)	(128,880)	(143,690)
Net (loss) income before income taxes and noncontrolling interest	(83,396)	(528,478)	164,222
Income tax expense	(379)	(532)	(218)
Net (loss) income	(83,775)	(529,010)	164,004
Net loss (income) attributable to noncontrolling interest	1,021	(591)	(2,597)
Net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 161,407
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic (loss) earnings per share (in dollars per share)	$ (1.06)	$ (6.8)	$ 2.07
Weighted average shares outstanding, basic (in 000's)	77,859	77,859	77,859
Diluted (loss) earnings per share (in dollars per share)	$ (1.06)	$ (6.8)	$ 2.01
Weighted average shares outstanding, diluted (in 000's)	77,859	77,859	83,803
Cash dividends per share declared	$ 0	$ 0.22	$ 2

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (83,775)	$ (529,010)	$ 164,004
Unrealized gains (losses) from marketable securities	527	(894)	(11,438)
Impairment losses reclassified to Statement of Operations	0	0	9,425
Foreign currency translation gains (losses)	97	(49)	(137)
Other comprehensive income (loss), net of tax	624	(943)	(2,150)
Comprehensive (loss) income	(83,151)	(529,953)	161,854
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(82,130)	(530,544)	159,257
Comprehensive (loss) income attributable to noncontrolling interest	(1,021)	591	2,597
Comprehensive (loss) Income	$ (83,151)	$ (529,953)	$ 161,854

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 137,603	$ 160,566
Restricted cash and investments	87,506	100,566
Marketable securities	1,235	685
Trade accounts receivable, net	23,702	46,007
Related party receivables	9,055	15,805
Other receivables	14,860	14,398
Inventories	57,505	40,370
Voyages in progress	54,097	24,449
Prepaid expenses and accrued income	4,311	5,735
Investment in finance lease	2,156	1,824
Total current assets	392,030	410,405
Long-term assets
Newbuildings	26,913	13,049
Newbuildings	282,946	312,292
Vessels and equipment under capital lease, net	893,089	1,022,172
Investment in unconsolidated subsidiaries and associated companies	40,633	27,340
Deferred charges	1,236	1,780
Investment in finance lease	51,374	53,531
Total assets	1,688,221	1,840,569
Current liabilities
Short-term debt and current portion of long-term debt	20,700	19,521
Current portion of obligations under capital leases	52,070	55,805
Related party payables	53,948	10,775
Trade accounts payable	5,975	5,707
Accrued expenses	43,744	50,376
Deferred charter revenue	2,840	5,630
Other current liabilities	7,344	19,570
Total current liabilities	186,621	167,384
Long-term liabilities
Long-term debt	463,292	493,992
Obligations under capital leases	898,490	957,431
Deferred gains on sales of vessels	2,575	6,184
Other long-term liabilities	6,094	2,099
Total liabilities	1,557,072	1,627,090
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	821	225,769
Contributed surplus	474,129	248,360
Accumulated other comprehensive loss	(4,155)	(4,779)
Retained deficit	(545,766)	(463,012)
Total equity attributable to Frontline Ltd.	119,675	200,984
Noncontrolling interest	11,474	12,495
Total equity	131,149	213,479
Total liabilities and equity	$ 1,688,221	$ 1,840,569

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.5	$ 2.5

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (83,775)	$ (529,010)	$ 164,004
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	114,845	195,597	212,851
Amortization of deferred charges	543	6,922	1,436
(Gain) loss from sale of assets (including securities)	(16,813)	311,249	(30,935)
Equity losses of unconsolidated subsidiaries and associated companies	4	600	515
Impairment losses on vessels	32,042	121,443	0
Unrealized foreign exchange (gain) loss	(3)	73	(138)
Gains on redemption of debt	(4,600)	0	0
Adjustment of derivatives and securities to market value	0	0	9,425
Provision for doubtful debts	5,370	3,343	(952)
Other, net	168	(8,560)	(4,320)
Changes in operating assets and liabilities:
Trade accounts receivable	13,557	6,967	(10,083)
Other receivables	(816)	2,800	32,690
Inventories	(20,107)	17,592	(25,021)
Voyages in progress	(29,648)	2,638	5,271
Prepaid expenses and accrued income	1,430	2,479	6,543
Trade accounts payable	1,819	(7,718)	(23,149)
Accrued expenses	(6,632)	(22,172)	6,786
Deferred charter revenue	(548)	(7,794)	(16,929)
Related party balances	58,397	(39,208)	(5,873)
Other, net	3,341	(388)	(7,210)
Net cash provided by operating activities	68,574	56,853	314,911
Investing activities
Change in restricted cash	13,060	155,581	256,535
Additions to newbuildings, vessels and equipment	(14,503)	(82,378)	(548,946)
Proceeds from sale of vessels and equipment	10,619	200,041	11,061
Dividends received from associated companies	0	511	0
Loan to associated companies	(250)	0	0
Investment in associated companies	(13,298)	(25,047)	0
Receipts from finance leases and loans receivable	1,824	1,535	1,277
Proceeds from sale of other assets	0	46,547	19,839
Proceeds from sale of shares in subsidiaries	0	128,882	100
Net cash (used in) provided by investing activities	(2,548)	425,672	(260,134)
Financing activities
Proceeds from long-term debt	0	72,000	649,729
Repayments of long-term debt	(24,921)	(256,527)	(169,953)
Payment of obligations under finance leases	(64,068)	(295,501)	(280,579)
Debt fees paid	0	(1,441)	(4,192)
Cash dividends paid	0	(17,129)	(155,718)
Net cash (used in) provided by financing activities	(88,989)	(498,598)	39,287
Net (decrease) increase in cash and cash equivalents	(22,963)	(16,073)	94,064
Cash and cash equivalents at beginning of year	160,566	176,639	82,575
Cash and cash equivalents at end of year	137,603	160,566	176,639
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	98,991	150,652	165,951
Income taxes paid	$ 518	$ 406	$ 563

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 750,748	$ 194,646	$ 221,991	$ 248,360	$ (1,686)	$ 78,029		$ 9,408
Balance (in shares) at Dec. 31, 2009		77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			2,053
Transfer to contributed surplus			0
Gain on sale of shares in subsidiary			201
Transfer from additional paid in capital				0
Other comprehensive income (loss)	2,150				(2,150)
Net (loss) income	164,004					161,407		2,597
Cash dividends						(155,718)
Net liabilities assumed on purchase of noncontrolling interest								(101)
Balance at Dec. 31, 2010	759,037	194,646	224,245	248,360	(3,836)	83,718	747,133	11,904
Balance (in shares) at Dec. 31, 2010		77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			1,524
Transfer to contributed surplus			0
Gain on sale of shares in subsidiary			0
Transfer from additional paid in capital				0
Other comprehensive income (loss)	943				(943)
Net (loss) income	(529,010)					(529,601)		591
Cash dividends						(17,129)
Net liabilities assumed on purchase of noncontrolling interest								0
Balance at Dec. 31, 2011	213,479	194,646	225,769	248,360	(4,779)	(463,012)	200,984	12,495
Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			821
Transfer to contributed surplus			(225,769)
Gain on sale of shares in subsidiary			0
Transfer from additional paid in capital				225,769
Other comprehensive income (loss)	(624)				624
Net (loss) income	(83,775)					(82,754)		(1,021)
Cash dividends						0
Net liabilities assumed on purchase of noncontrolling interest								0
Balance at Dec. 31, 2012	$ 131,149	$ 194,646	$ 821	$ 474,129	$ (4,155)	$ (545,766)	$ 119,675	$ 11,474
Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

1.	GENERAL

Frontline Ltd. (the "Company" or "Frontline") is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. Up to February 2013, the Company was engaged primarily in the operation of oil tankers and oil/bulk/ore, or OBO carriers, which are currently configured to carry dry cargo. The Company owns and leases these vessels. As of December 31, 2012, all of the Company's OBO capital lease assets have been disposed of except for one OBO capital lease asset which was terminated in March 2013. The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt. The Company operates through subsidiaries and partnerships located in the Bahamas, Bermuda, the Cayman Islands, India, the Isle of Man, Liberia, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol of "FRO".

In October 2003, the Company established Ship Finance International Limited ("Ship Finance") in Bermuda. Through transactions executed in January 2004, the Company transferred to Ship Finance ownership of 46 vessel-owning entities each owning one vessel and its corresponding financing, and one entity owning an option to acquire a VLCC. The Company then leased these vessels back on long-term charters. Between May 2004 and March 2007, the Company distributed all of its shareholding in Ship Finance to its shareholders except for 73,383 shares, which represents 0.01% of Ship Finance's total shares.

In February 2008, the Company spun off 17.53% of its holding in its subsidiary Independent Tankers Corporation Limited ("ITCL") to Frontline shareholders in conjunction with the listing of ITCL on the Norwegian over-the-counter ("NOTC") market. In August 2010, the Company sold 25% of SeaTeam Singapore Pte Limited ("SeaTeam Management") to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity.

The Company completed a restructuring of its business in December 2011. The restructuring included the sale of 15 wholly-owned special purpose companies ("SPCs"), which together owned five VLCC newbuilding contracts, six VLCCs, including one on time charter, and four Suezmax tankers to Frontline 2012 Limited ("Frontline 2012"). The sale of these SPCs resulted in a loss of $307.0 million, which was recorded in 2011 (see Note 4). In addition, the Company obtained agreements with its major counterparts whereby the gross charter payment commitment under existing chartering arrangements on 32 vessels (see Note 17) was reduced.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES

2.	ACCOUNTING POLICIES

Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined by the accounting standard as a legal entity where either (a) the total  equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

The accounting standard requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1)the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2)the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method. The Company assesses whether it has purchased a business or a group of assets. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company has the ability to exercise significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The change in trade accounts receivable and other, net in the consolidated statement of cash flows for the years ended December 31, 2011 and December 31, 2010 has been expanded to present the change in the provision for doubtful accounts in order to conform to the 2012 presentation.

Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold.

Contingent rental expense
The contingent rental expense represents amounts accrued following changes to certain charter parties. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. In December 2011, the Company also agreed to a rate reduction on four vessels whereby the Company will pay a reduced rate and an additional amount dependent on the actual market rate. The contingent rental expense represents the additional amounts accrued as a result of these charter party amendments.

Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash consists mainly of bank deposits in ITCL, which must be maintained in accordance with contractual arrangements and which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and vessel operating costs.

Restricted investments consists of deposits in guaranteed investment contracts ("GICs"), which must be maintained in accordance with contractual arrangements and may only be used to pay principal interest on the Company's debt and management fees. The GICs are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment ("MVA") is added to the value of the investment at the termination date. In 1997, Windsor Petroleum Transport Corporation (“WPTC”), a subsidiary of ITCL, issued $239,100,000 7.84% First Preferred Mortgage Term Notes and $111,700,000 Serial First Preferred Mortgage Notes (together the “Windsor Notes”) as agent for four Isle of Man public limited companies (the “Windsor Companies”). On January 18, 2011, the Windsor Companies received $3.6 million being the MVA to a GIC for which termination notice was given by the Windsor Companies in December 2010. In 1996, Golden State Petroleum Transport Corporation (“GSPTC”), a subsidiary of ITCL, issued $127,100,000 8.04% First Preferred Mortgage Term Notes and $51,700,000 Serial First Preferred Mortgage Notes (together the “Golden State Notes”), as agent for two Isle of Man public limited companies (the “Golden State Companies”).On March 11, 2011, the Golden State Companies received $8.8 million being the MVA to an investment in a GIC for which termination notice was given by the Golden State Companies in February 2011. The $3.6 million in respect of the Windsor Companies was recorded in 2010 and the $8.8 million in respect of the Golden State Companies was recorded in 2011 in "Other non-operating items, net". At December 31, 2012 no GICs were held.

Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

When the terms of a lease are modified, other than by renewing the lease or extending its term, the lease is reassessed as if the new terms where in place at inception of the lease. If this results in a different classification of the lease then the modification is considered a new agreement and accounted for as such from the date the modification came into effect. If the provisions of a capital lease are changed in a way that changes the amount of the remaining minimum lease payments, the present balances of the asset and the obligation are adjusted by an amount equal to the difference between the present value of the future minimum lease payments under the revised or new agreement (computed using the interest rate used to recognize the lease initially) and the present balance of the obligation.

Where the provisions of a capital lease contain a floating rate element, such as an index linked rate of hire, then the minimum lease payments are assumed to equal the index at inception of the lease. Any variations in the index, and therefore the payments made, are accounted for as contingent rentals and are taken to the statement of operations in the period in which they become payable.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognised as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% (increased to 25% with effect from January 1, 2012) of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula on the basis of the number of days a vessel operates in the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Pool revenues are reported net of voyage expenses as voyage charter revenues for all periods presented

Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains includes gains (losses) from the sale of vessels, gains (losses) from the termination of leases for vessels which are chartered in and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains (losses) from the termination of leases for vessels which are chartered in are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner.

A deferred gain will arise when the Company enters into a sale-leaseback transaction regarding a vessel and the Company does not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
Changes in the fair values of forward freight agreements, which are entered into for speculative purposes, are recognized in "mark to market of derivatives" in the consolidated statements of operations. Assets and liabilities arising from the forward freight agreements are netted in accordance with the agreements such that no amounts are recorded in the balance sheet.

Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
In accordance with the guidance on "Share Based Payment" the Company is required to expense the fair value of stock options issued to employees over the period the options vests. The Company amortizes stock-based compensation for awards on a straight-line basis over which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock options for which employees do not render the requisite service.

Earnings per share
Basic EPS is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Investment in Finance Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of lease payments and residual value is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Changes in accounting pronouncements adopted in the current period:

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's consolidated financial statements and the new disclosure requirements are in Note 16 "Financial Instruments".

ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There is no impact on the Company as a result of this guidance.

ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU addresses implementation issues about the scope of ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU seeks to improve the reporting of reclassifications out of accumulated other comprehensive income. An entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S GAAP that provide additional detail about those amounts. The requirement of this update is to ensure that this information is presented in one place, rather than in different places throughout the financial statements as it is currently. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. This guidance does is not expected to have a material impact on the Company's consolidated financial statements.

RESTRUCTURING	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
RESTRUCTURING

4.	RESTRUCTURING

On December 31, 2011 in conjunction with the board approved restructuring plan, the Company completed the sale of 15 wholly-owned SPCs to Frontline 2012. These SPCs held six VLCCs (including one on time charter), four Suezmax tankers and five VLCC newbuilding contracts. The SPCs were sold at fair market value of $1,120.7 million, which was the average of three independent broker valuations. As part of the transaction, Frontline 2012 assumed the obligation to pay $666.3 million in bank debt related to the vessels and $325.5 million in remaining commitments to the yard under the newbuilding contracts. The transaction is summarized as follows:

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

In addition, net working capital balances of $10.5 million were purchased by Frontline 2012. This balance was unpaid at December 31, 2011 and is included in amounts due from related parties.

On December 16, 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of par value $2.00 per share at a subscription price of $2.85, raising $285.0 million in gross proceeds, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the Norwegian Over the Counter list, or NOTC, in Oslo on December 31, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012 for which it paid $25.0 million. The Company has accounted for its investment in Frontline 2012 under the equity method (see Note 18). There are no discontinued operations associated with this transaction.

The Company will initially manage Frontline 2012 through its wholly owned subsidiary, Frontline Management (Bermuda) Ltd.. Frontline 2012 plans to establish its own management team in the future.

Following the restructuring, the Company's operating fleet was reduced from 58 vessels to 48 vessels, including the nine vessels owned through ITCL. In addition, newbuilding commitments reduced from $437.9 million to $112.4 million relating to two Suezmax tanker newbuilding contracts. Bank debt was eliminated following a prepayment of a $12.9 million loan associated with a vessel, which was not part of the transaction with Frontline 2012, and the prepayment of ITCL's $33.0 million bank loan.

As part of the restructuring, the Company obtained agreements with its major counterparties to reduce the gross charter payment commitments under existing chartering arrangements by approximately $293.0 million for the period from January 1, 2012 to December 31, 2015. The Company will compensate the counterparties with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. Some of the counterparties will receive some additional compensation for earnings achieved above the original contract rates.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

5.	SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers. The tankers segment includes crude oil tanker vessels and OBO or oil/bulk/ore carriers. Both types of vessel are managed as part of this one segment.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

The Company operated in two markets up to the termination in March 2013 of the lease for Front Guider, being the last OBO carrier chartered in by the Company. We operated in the tanker and drybulk carrier markets as an international provider of seaborne transportation of crude oil and drybulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – tanker market	552,576	702,525	1,007,625
Total operating revenues – drybulk carrier market	89,746	86,608	136,912

Total operating revenues in the table above exclude other income.

In December 2012, the Company agreed to an early termination of the time charter out contracts on the two OBO carriers, Front Viewer and Front Guider, and received a compensation payment in December 2012 of $35.0 million. The amount is included in the 'Total operating revenues' - drybulk carrier market.

During the year ended December 31, 2012, the Company reported total revenue from one customer of $105 million, which represented 16% of consolidated operating revenues and revenue from one customer of $83 million, which represented 12% of consolidated operating revenues (2011: one customer, which represented 21% and 2010: one customer, which represented 21%). No other customers represent more than 10% of consolidated operating revenues for the periods presented.

IMPAIRMENT OF LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS

6.	IMPAIRMENT OF LONG-TERM ASSETS

The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels and equipment may not be recoverable. During 2012, the Company identified five vessels held under capital lease where they believed that future cash flows for each vessel was less than the carrying value and, therefore, not fully recoverable. The Company recorded an impairment loss of $32.0 million in 2012. This loss relates to four OBO carriers – Front Rider ($4.9 million), Front Climber ($4.2 million), Front Driver ($4.0 million), Front Guider ($14.2 million) and one Suezmax tanker Front Pride ($4.7 million). The impairment loss recorded on each vessel is equal to the difference between the asset's carrying value and estimated fair value. Three of these leases were terminated during 2012 and two leases were terminated during 2013.

The Company recorded an impairment loss of $121.4 million in 2011 in respect of five double hull Suezmax tankers built between 1992 and 1996. The impairment loss recorded on each vessel is equal to the difference between the asset's carrying value and estimated fair value. Four of these vessels were disposed of during the fourth quarter of 2011 and one during 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

7.	INCOME TAXES

Bermuda
Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035.

United States
The Company does not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying the U.S. Federal statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions
Certain of the Company's subsidiaries in Singapore, Norway, India and the United Kingdom are subject to income tax in their respective jurisdictions. The tax paid by subsidiaries of the Company that are subject to income tax is not material.

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

8.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd.. The exercise of stock options using the treasury stock method was anti-dilutive for 2012 and 2011 as the exercise price was higher than the share price at December 31, 2012 and 2011. The convertible bonds using the if-converted method were anti dilutive for the years ended December 31, 2012 and 2011 and, therefore, 5,769,231 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2012	2011	2010
Net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	161,407
Interest expense relating to the convertible bond	—	—	7,228
Diluted net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	168,635

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	—	—	175
Convertible bond	—	—	5,769
Weighted average number of ordinary shares outstanding – diluted	77,859	77,859	83,803

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

9.	GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain (loss) on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2012	2011	2010
Net gain (loss) on lease terminations	3,860	(21,780)	5,924
Loss on sale of SPCs to Frontline 2012	—	(306,972)	—
Net (loss) gain on sale of vessels	(2,109)	9,271	95
Amortization of deferred gains	15,062	11,653	24,916
Other	—	(66)	—
	16,813	(307,894)	30,935

LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES

10.	LEASES

As of December 31, 2012, the Company leased in 29 vessels on long-term time charters and bareboat charters from third parties and related parties.  One of these long-term charters and bareboat charters is classified as an operating leases and 28 as capital leases. In addition, one vessel is leased on a short-term fixed rate charter, which is classified as an operating lease. The Company's long-term capital leases with Ship Finance and special purpose lessor entities are disclosed in Note 17.

Rental expense
Charter hire payments to third parties for certain contracted-in vessels are accounted for as operating leases. The Company is also committed to make rental payments under operating leases for office premises. The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2013	6,353
2014	1,941
2015	1,690
2016	147
2017	110
Thereafter	—
Total minimum lease payments	10,241

Total rental expense for operating leases was $40.0 million, $68.1 million and $136.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In January 2011, the Company sold the VLCC Front Shanghai and chartered the vessel, which was renamed the Gulf Eyadah, in on a two year time charter at a rate of $35,000 a day. A deferred gain of $7.9 million and $13.8 million was recognized in 2012 and 2011 respectively. The vessel was redelivered to its owner in December 2012. In March 2011, the VLCC Front Eagle, which had been classified as a vessel under a capital lease, was purchased and then sold to a third party with delivery in the second quarter of 2011. The Company chartered back this vessel, which was renamed the DHT Eagle, on a two year time charter at a rate of $32,500 per day. A deferred gain of $7.2 million and $7.5 million was recognized in 2012 and 2011 respectively and a gain of $2.3 million has been deferred and is being amortized over the remaining period of the charter. The VLCC Hampstead was redelivered to its owner in April 2012.

During 2011 and January 2012, the Company redelivered four vessels which had been chartered in under operating leases from special purpose lessor entities which were established and are owned by independent third parties who provide financing through debt and equity participation. Charterhire expenses for these operating leases were $0.04 million, $33.1 million and $37.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Rental income
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2012 are as follows:

(in thousands of $)
2013	35,088
2014	8,780
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	43,868

The cost and accumulated depreciation of the vessels leased to third parties as of December 31, 2012 were approximately $400.2 million and $141.1 million, respectively, and as of December 31, 2011 were approximately $1,261.6 million and $542.7 million, respectively. None of the vessels currently leased to third parties are leased in on operating leases by the Company.

As of December 31, 2012, the Company leased out seven of its vessels to third parties on time and bareboat charters with initial periods ranging between three years and six years. Six of those leases are classified as operating leases and one is classified as an investment in finance lease.

INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2012
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

11.	INVESTMENT IN FINANCE LEASE

As of December 31, 2012, one of the Company's vessels was accounted for as a sales-type lease (2011: one). The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2012	2011
Net minimum lease payments receivable	89,759	101,097
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(56,549)	(66,062)
Total investment in sales-type lease	53,530	55,355
Current portion	2,156	1,824
Long-term portion	51,374	53,531
	53,530	55,355

The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2012 are as follows:

(in thousands of $)
2013	11,307
2014	11,307
2015	11,307
2016	11,338
2017	11,307
Thereafter	33,193
Total minimum lease revenues	89,759

The counterparty to the lease is a state-owned oil company which the Company has deemed to have a low credit risk.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITIES

12.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2012	2011
Cost	1,378	1,355
Accumulated net unrealized loss	(143)	(670)
Fair value	1,235	685

During 2012, the Company received 2,825 shares in Knightsbridge Tankers Limited ("Knightsbridge") as partial settlement of the first tranche of a Restricted Stock Units granted by Knightsbridge to ICB Shipping (Bermuda ) Limited in its capacity as Manager. No payment was given for these shares and $0.02 million was recorded in Other income.

During 2011, the Company sold all of its securities held in Overseas Shipholding Group Inc. ("OSG") resulting in a loss of $3.4 million.

In 2010, an other-than-temporary impairment was recorded against securities held in OSG and the shares were written down to fair value of $49.9 million as of December 31, 2010 resulting in an impairment loss of $9.4 million. This other-than-temporary impairment was recorded in "Impairment of securities". Losses of $2.6 million have been reclassified out of accumulated other comprehensive income into earnings in 2010 in relation to these securities.

The net unrealized loss on marketable securities included in comprehensive income is $0.1 million (2011: $0.7 million).

(in thousands of $)	2012	2011	2010
Proceeds from sale of available-for-sale securities	—	46,547	—
Realized loss on sale of securities	—	3,355	—

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis. Realized gains and losses are recorded as gain on sale of securities in the consolidated statement of operations.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

13.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowance for doubtful accounts relating to freight and demurrage claims. Movements in the allowance for doubtful accounts in the three years ended December 31, 2012 may be summarized as follows;

(in thousands of $)	Allowance for doubtful accounts
Balance at December 31, 2009	(2,096)
Additions charged to income	(617)
Deductions credited to income	1,569
Balance at December 31, 2010	(1,144)
Additions charged to income	(3,343)
Deductions credited to income	—
Balance at December 31, 2011	(4,487)
Additions charged to income	(6,033)
Deductions credited to income	663
Balance at December 31, 2012	(9,857)

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

14.	OTHER RECEIVABLES

(in thousands of $)	2012	2011
Agent receivables	3,332	740
Claims receivables	6,015	6,513
Other receivables	5,513	7,145
	14,860	14,398

Other receivables are presented net of allowances for doubtful accounts amounting to $nil and $nil as of December 31, 2012 and 2011 respectively.

NEWBUILDINGS	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
NEWBUILDINGS

15.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest. Movements in the three years ended December 31, 2012 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913

During 2011, the Company sold five SPCs, which together owned five VLCC newbuilding contracts, to Frontline 2012 (see Note 4). Interest capitalized in respect of these contracts was $10.4 million of the $11.1 million capitalized in total in 2011.

VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT. NET

16.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	—
Transfers from Newbuildings	499,154	—
Transfers from vessels under capital lease	112,571	—
Other movements	(1,228)	1,145
Depreciation	—	(60,023)
Disposal of vessels and equipment	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	—
Transfers from vessels under capital lease	53,733	—
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	—	(65,744)
Impairment loss	—	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946

In March 2012 the Company sold its 1993-built double hull Suezmax tanker, Front Alfa. At December 31, 2012 , the Company owned nine vessels, including three vessels owned by subsidiaries accounted for under the equity method (2011: 10 vessels, including three vessels owned by subsidiaries accounted for under the equity method).

During 2011, the Company sold ten subsidiaries, each holding one vessel, to Frontline 2012 (see Note 4). Additionally, the Company recorded an impairment loss of $121.4 million during 2011 in respect of five double hull Suezmax tankers (see Note 6) of which four had been sold by December 31, 2011. The Company also sold one vessel and chartered in the vessel from the new owners for two years at a rate of $35,000 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011 for $56.1 million and concurrently sold and chartered back from the new owners at a rate of per $32,500 day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011.

VESSELS UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
VESSELS UNDER CAPITAL LEASE, NET

17.	VESSELS UNDER CAPITAL LEASE, NET

Movements in the three years ended December 31, 2012 maybe summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	2,763,289	(1,022,623)	1,740,666
Disposals	(272,374)	224,633
Transfer to vessels and equipment	(176,000)	63,429
Depreciation	—	(152,828)
Balance at December 31, 2010	2,314,915	(887,389)	1,427,526
Disposals	(153,136)	87,678
Transfer to vessels and equipment	(88,000)	34,267
Lease modification	—	(156,310)
Depreciation	—	(129,853)
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Lease modification	9,115	—
Impairment loss	(32,042)	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2013	111,508
2014	110,247
2015	144,957
2016	143,964
2017	140,160
Thereafter	663,869
Minimum lease payments	1,314,705
Less: imputed interest	(364,145)
Present value of obligations under capital leases	950,560

As of December 31, 2012, the Company held 28 vessels under capital leases (2011: 32 vessels), of which 24 (2011: 28 vessels) are leased from Ship Finance. These leases are for initial terms that range from 6 to 22 years. The remaining periods on these leases at December 31, 2012 range from 0 to 14 years.

Four of these vessels (2011: four) are leased by the Company from special purpose lessor entities which, were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities. Prior to the adoption of ASC 810, these special purpose entities were not consolidated by the Company. The Company has determined that these entities are variable interest entities. The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders. Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means. Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of December 31, 2012, the original cost to the lessor of the assets under such arrangements was $258.0 million (2011: $258.0 million). As of December 31, 2012 and 2011, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are $36.0 million.

Put options on vessels leased under leases classified as capital leases are recorded as part of the lease's minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount. An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2012 no such additional liability had arisen. On December 30, 2011, the Company agreed to a rate reduction on all these vessels whereby the Company will pay a reduced rate and an additional amount (contingent rental expense) dependent on the actual market rate. The contingent rental expense due on these vessels as of December 31, 2012 is $2.4 million. A deferred lease obligation arises when the actual rate paid by the Company is lower than the minimum lease rentals, this is recorded as a long-term liability. Annual renewals which were at the owners option were replaced with a fixed term of January 1, 2012 to December 31, 2015 and the purchase options that the Company had previously held were removed. A profit share payment will be due at the end of the lease based on 25% of the excess of the aggregate of market index rates over the aggregate of the original rates. As a result of the reassessment of leases whereby all four leases remained as capital leases, capital lease obligations have reduced by $29.8 million, with a corresponding reduction in vessels under capital lease in 2011. In 2012 a total profit share of nil was recorded. The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2012:

(in thousands of $)	2012	2011	2010
Exercise of purchase option	—	56,090	—
Repayments of principal obligations under capital leases	11,665	56,113	20,579
Contingent rental expense	2,436	—	—
Interest expense for capital leases	6,301	11,248	14,862
Deferred lease obligation	3,795	—	—

The lessor has options to put these vessels to the Company at the end of the lease term. Gains arising from the sale and leaseback transactions have been deferred and are being amortized over the lease terms.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle and simultaneously sold the vessel for $67.0 million, with delivery in the second quarter of 2011, and leased back under a two year operating lease. The transaction is accounted for as a sale and leaseback transaction. A deferred gain of $7.2 million and $7.5 million was recognized in 2012 and 2011 respectively and a gain of $2.3 million has been deferred and is being amortized over the remaining period of the charter.

In July, 2011, the lease agreement between Holyrood Shipping Plc, a subsidiary of ITCL, and Dresdner Kleinwort Leasing was terminated and the outstanding lease obligation of $75.7 million was settled in full using restricted cash. The vessel was sold to another subsidiary of ITCL and was, therefore, transferred from leased to owned vessels at net book value.

At December 31, 2012, the Company has one OBO vessel, six double hull Suezmax tankers, and 17 double hull VLCCs  on long-term fixed rate leases with Ship Finance which expire from 2013-2027 dependent upon the age of the vessels. The leases contain no optional termination periods, purchase options or put options. Additionally the Company recorded a total impairment loss of $32.0 million in respect of four OBO vessels and one double hull Suezmax, three of these OBO vessels had been disposed of by December 31, 2012. In December 2012, Ship Finance and the Company agreed to terminate the lease of the OBO vessel Front Guider at the end of its current voyage. This was treated as a lease modification in 2012. The lease was reassessed and remained a capital lease, capital lease obligations increased by $9.1 million, with a corresponding increase in vessels under capital lease. A lease termination payment of $10.8 million was paid on December 27, 2012. An impairment loss of $14.2 million was recorded in respect of Front Guider and this amount is included in the total impairment loss recorded in 2012 of $32.0 million.

In conjunction to the leases with Ship Finance, the Company has also entered into charter ancillary agreements whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charterhire paid to Ship Finance. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit share and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates (contingent rental expense). At December 31, 2012, the contingent rental expense due to Ship Finance is $52.2 million. (2011: nil). In addition, the profit share above the original threshold rates was increased from 20% to 25%. As a result of this, obligations under capital leases and vessels under capital leases have been reduced by the $126.5 million at December 31, 2011. Obligations under capital leases have also been reduced by the $106.0 million compensation payment to Ship Finance. In the year ended December 31, 2012, total profit share due to Ship Finance was $nil and so the $50.0 million non-refundable prepayment of profit share in December 2011 remains unchanged at December 31, 2012. Profit share will only be recognized in the financial statements when the accrued profit share is more than the non-refundable prepayment of profit share.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS

18.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

In December 2011, the Company established a joint venture company with Nordic American Tankers Limited, or NATS, Orion Tankers Ltd, or Orion. Orion will act as pool managers for the Orion Suezmax tanker pool that was set up following the Company's withdrawal from the Gemini pool. The Company sold its investment in Orion Tankers Ltd in 2013 (see Note 33).

In December 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of $2.00 par value at a subscription price of $2.85, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the NOTC list in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012, for which it paid $25.0 million. The Company will equity account Frontline 2012 as the Company is deemed to have the ability to exercise significant influence over Frontline 2012 since the Company and Frontline 2012 have two common directors, and Hemen Holding Ltd., which is the principal shareholder in the Company is also the principal shareholder in Frontline 2012.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56,000,000 new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain, which was included in ‘Share of results from associated companies’, on the dilution of its ownership of $0.7 million in the second quarter of 2012. At December 31, 2012, the quoted value of the Company's investment in Frontline 2012 was $59.5 million. The amount of retained earnings at December 31, 2012 that represents undistributed earnings of Frontline 2012 is $0.3 million.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59,000,000 new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain, which will be included in ‘Share of results from associated companies’, on the dilution of its ownership of $5.2 million in the first quarter of 2013.

Dividends of $nil were received from equity method investees in the year ended December 31, 2012 (2011: $0.5 million and 2010: $nil).

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $1.6 million (2011: $2.2 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2012	2011
Current assets	15,811	16,142
Non current assets	15,090	25,038
Current liabilities	10,229	10,438
Non current liabilities	19,051	28,577

(in thousands of $)	2012	2011	2010
Net operating revenues	2,473	3,295	4,115
Net operating income	2,155	2,912	3,811
Net loss	(544)	(600)	(515)

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

19.	DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	11,836	11,836
Accumulated amortization	(10,600)	(10,056)
	1,236	1,780

Debt arrangement fees of $4.9 million relating to the credit facilities that were assumed by Frontline 2012 (see Note 4) were written off during 2011 as loan interest expense.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES

20.	ACCRUED EXPENSES

(in thousands of $)	2012	2011
Voyage expenses	21,121	27,676
Ship operating expenses	6,314	6,261
Administrative expenses	3,685	4,082
Interest expense	11,643	12,322
Taxes	300	—
Other	681	35
	43,744	50,376

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

21.	OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Accrued charter hire	322	600
Deferred gain on sale and leaseback	3,609	16,352
Other	3,413	2,618
	7,344	19,570

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT

22.	DEBT

(in thousands of $)	2012	2011
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	268,992	288,137
Total U.S. dollar fixed rate debt	483,992	513,137
Credit facilities	—	376
Total debt	483,992	513,513
Less: current portion of long-term debt	(20,700)	(19,521)
	463,292	493,992

Movements in debt during 2012 maybe summarized as follows:

(in thousands of$)	Credit facilities	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2011	376	513,137	513,513
Convertible bond buy-back	—	(10,000)	(10,000)
Loan repayments	(376)	(19,145)	(19,521)
Balance at December 31, 2012	—	483,992	483,992

In March 2012, the Company purchased $10.0 million notional value of its convertible bonds for a purchase price of $5.4 million. The Company recognized a gain of $4.6 million, included in Other non-operating items, in the first quarter of 2012. After the purchase, the Company holds 4.4% of the convertible bonds outstanding. The convertible bonds have been presented net of the bonds owned.

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	20,700
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
483,992

In July and August 2008, ITCL purchased three tranches of the Windsor Petroleum Transport Corporation 7.84% term notes on the open market. The bonds that were repurchased have not been cancelled. The term notes above have been presented net of the bonds owned by ITCL.

U.S. DOLLAR DENOMINATED FLOATING RATE DEBT

$420.0 million term loan facility
In June 2008, the Company entered into a $420.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. The proceeds of the facility were used to partially fund the acquisition of twoVLCC double hulls and four Suezmax double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$180.0 million term loan facility
In September 2008, the Company entered into a $180.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in September 2013. The proceeds of the facility were used to partially fund the acquisition of five Suezmax double hulls. Four of these vessels were sold in 2011 and the facility was fully repaid as at December 31, 2011.

$146.4 million term loan facility
In May 2009, the Company entered into a $146.4 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2020. The proceeds of the facility were used to partially fund the acquisition of two VLCC double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$33.0 million loan facility
In June 2009, ITCL entered into a $33.0 million secured loan facility with an interest rate of LIBOR plus a margin. This facility was extended for two further one year periods on June 30, 2010 and 2011 and was fully repaid as at December 31, 2011.

$200.0 million term loan facility
In June 2010, the Company entered into a $200.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2015. The proceeds of the facility were used to fund the acquisition of two VLCC double hulls and re-finance one further VLCC double hull. one of the vessels was sold in 2011 and the debt associated with the vessel of $52.2 million was repaid during the year. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$147.0 million term loan facility
In December 2010, the Company entered into a $147.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. During 2011 $72.0 million was drawn down to fund two newbuilding VLCC double hulls. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

U.S. DOLLAR DENOMINATED FIXED RATE DEBT

4.5% Convertible Bonds due 2015
On March 26, 2010, the Company announced the private placement of $225 million of convertible bonds and the offering of the bonds closed on April 14, 2010. The senior, unsecured convertible bonds have an annual coupon of 4.50%, which is paid quarterly in arrears and had a conversion price of $39.00. The bonds may be converted to the Company's Ordinary Shares by the holders at anytime up to 10 banking days prior to April 14, 2015. The reference price has been set at $29.7784 (NOK 180.0045). The applicable USD/NOK exchange rate has been set at 6.0448. The Company declared a dividend of $0.75 per share on May 21, 2010. The conversion price was adjusted from $39.00 to $38.0895 effective June 2, 2010 which was the date the shares traded ex-dividend. The Company declared a dividend of $0.75 per share on August 27, 2010. The conversion price was adjusted from $38.0895 to $37.0483 per share effective September 8, 2010, which was the ex-dividend date. There was no adjustment to the conversion price for the dividend of $0.25 per share, which was paid on December 21, 2010. There is no adjustment to the conversion price where such adjustment would be less than 1% of the conversion price then in effect and any adjustment not required to be made shall be carried forward and taken into account in any subsequent adjustment. On February 22, 2011 the Company announced a dividend of $0.10 per share. The conversion price was adjusted from $37.0483 to $36.5567 per share effective March 7, 2011, which was the ex-dividend date. The company declared a dividend of $0.10 per share and $0.02 per share on May 24 and August 25, 2011 respectively. The bonds will be redeemed at 100% of their principal amount and will, unless previously redeemed, converted or purchased and cancelled, mature on April 14, 2015.The conversion price of the Company’s convertible bonds at December 31, 2012 and 2011 was $36.5567.

The Company has a right to redeem the bonds at par plus accrued interest at any time during the term of the loan, provided that 90% or more of the bonds issued shall have been redeemed or converted to shares. 6,154,822 new shares would be issued, if the bonds were converted at the current price of $36.5567.

The loan associated with our convertible bonds imposes operating and negative covenants on us and our subsidiaries. A violation of these covenants constitutes an event of default under our convertible bonds, which would, unless waived by our bondholders, provide our bondholders with the right to require the principal amounts under the convertible bonds including accrued interest and expenses due for immediate payment and accelerate our indebtedness, which would impair our ability to continue to conduct our business.

First Preferred Mortgage Term Notes
ITCL is the holding company for three separate structures involved in financing and leasing transactions. One of these structures has Serial Notes which matured in 2010 and all of these structures have First Preferred Mortgage Term Notes maturing between 2015 and 2021. The Notes are collateralized by first preferred mortgages on the vessels owned by the ITCL subsidiaries. As of December 31, 2012, the effective interest rate for the Term and Serial Notes was 7.91% (2011 -7.91%).

7.84% and 8.04% First Preferred Mortgage Term Notes
The 7.84% First Preferred Mortgage Term Notes due 2021 and the 8.04% First Preferred Mortgage Term Notes due 2019 are each subject to redemption through the operation of mandatory sinking funds according to the schedule of sinking fund redemption payments set forth below.  The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption.

(in thousands of $) Year ending December 31,
2013	20,700
2014	22,376
2015	24,174
2016	26,134
2017	28,243
Thereafter	147,365
268,992

The Notes include certain covenants that, among other things, prohibit the separate structures from (i) incurring any indebtedness other than the existing Notes and obligations to the respective charterers, (ii) making any investments (other than the prescribed restricted investments), loans or advances outside the current structure or (iii) creating any liens other than to secure its obligations under the Notes and other relevant documents related to the Notes and leasing transactions.

8.52% First Preferred Mortgage Term Notes
Principal is repayable on the 8.52% First Preferred Mortgage Term Notes due 2015 in accordance with a remaining three year sinking fund schedule. Of the four entities reporting these term notes, only one entity, CalPetro BIII is consolidated as the remaining three entities are accounted for under the equity method. The term notes in the balance sheet of CalPetro BIII were repaid in full in 2010 following the sale of the Front Voyager at par value plus a make whole premium of $2.1 million, which was recorded in "Other non-operating items, net".

Assets pledged

(in thousands of $)	2012	2011
Vessels, net	280,929	298,491
Restricted cash and investments	86,280	99,303

Assets pledged relate to the 7.84% and 8.04% First Preferred Mortgage Term Notes.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL

23.	SHARE CAPITAL

Authorized share capital:
(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

A resolution was approved at the Company’s 2012 Annual General Meeting on September 21, 2012 such that the share premium account was reduced from $225.8 million to nil and the amount resulting from the reduction be credited to the Contributed Surplus account with immediate effect.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMUTLATED OTHER COMPREHENSIVE LOSS

24.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Other-than-temporary impairment transferred to statement of operations	9,425	—	9,425
Translation adjustment for year	—	(137)	(137)
Net unrealized losses on marketable securities for the year	(11,438)	—	(11,438)
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for year	—	(49)	(49)
Net unrealized losses on marketable securities for the year	(894)	—	(894)
Balance at December 31, 2011	(668)	(4,111)	(4,779)
Translation adjustment for the year	—	97	97
Net unrealized gains on marketable secutities for the year	527	—	527
Balance at December 31, 2012	(141)	(4,014)	(4,155)

SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLANS

25.	SHARE OPTION PLANS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme (the "Frontline Scheme"). The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

The Company granted no options during 2012. In April 2011, the Company granted 145,000 share options to directors and employees. All options have a five year term and vest equally over three years from the date of grant.

The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

2012
Risk free interest rate	1.35%
Expected life	3.5 years
Expected volatility	62.27%
Expected dividend yield	0%

The risk-free interest rate was estimated using the interest rate on three-year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.   It is assumed that 95% of all options granted in 2009 and 2011 will vest.

The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46
Forfeited	(13.7)	NOK 130.46
Options outstanding as of December 31, 2012	726.0	NOK 130.46

Exercisable options as at:
December 31, 2012	629.3	NOK130.46
December 31, 2011	396.5	NOK130.46
December 31, 2010	219.0	NOK131.65

The weighted average exercise price is adjusted for dividends in accordance with the terms of the plan. The weighted average remaining contractual term for the options outstanding and exercisable at December 31, 2012, 2011 and 2010, is 2.0 years, 3.0 years and 3.8 years, respectively.

The grant date fair values of share options vested at December 31, 2012, 2011 and 2010 were $2.5 million, $1.8 million and $2.0 million, respectively.

The weighted average grant-date fair value of options granted during 2012 is nil (2011: $10.42 per share, 2010: nil).

The intrinsic value of share options exercised in the years ended December 31, 2012, 2011 and 2010 was nil, $0.04 million and nil, respectively.

As at December 31, 2012, the intrinsic value of both outstanding and exercisable share options was nil (2011: $0.0 million).

As of December 31, 2012, there was $0.2 million (2011: $1.1 million) in unrecognized compensation cost related to non-vested options granted under the Frontline Scheme. The unrecognized compensation expense is to be recognized over a weighted average period of 1.3 years in accordance with vesting conditions, all of which relates to unvested options. Compensation expense recognized in the years ended December 31, 2012, 2011 and 2010 was $0.8 million, $1.6 million and $2.1 million, respectively.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

26.	FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2012, the Company entered into forward freight agreements for speculative purposes. As of December 31, 2012, the Company had 24 contracts outstanding (2011: 25). The Company recorded a loss on forward freight agreements of $1.7 million in 2012 (2011: $0.4 million gain), which is included in "mark to market of derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	137,603	137,603	160,566	160,566
Restricted cash and investments	87,506	87,506	100,566	100,566
Marketable securities	1,235	1,235	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	191,846	288,137	249,293
4.5% Convertible Bond	215,000	120,131	225,000	94,500

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	137,603	137,603	—	—
Restricted cash and investments	87,506	87,506	—	—
Marketable securities	1,235	1,235	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846	—	191,846	—
4.5% Convertible Bond	120,131	—	120,131	—

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	—	—
Restricted cash and investments	100,566	100,566	—	—
Marketable securities	685	685	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	—	249,293	—
4.5% Convertible bond	94,500	—	94,500	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – At December 31, 2012 the balance relates entirely to restricted cash, the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

At December 31, 2012 the estimated fair values of the 7.84% and 8.04% First Preferred Mortgage Term Notes are based on the quoted market price on the last significant trading of the Term Notes (level two per ASC Topic 820).

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $32.0 million in 2012 in respect of four OBO vessels and one double hull Suezmax tanker, which were held under capital lease (see Note 6). Three of these leases were terminated during 2012. At December 31, 2012, the Suezmax tanker, Front Pride was measured at an estimated fair value of $3.3 million, which was determined using level two inputs being the carrying cost of the leased vessel less the impairment loss, which was calculated based on the estimated market value of the vessel less the estimated steel value of the vessel. At December 31, 2012, the OBO carrier, Front Guider, was measured at fair value $0.02 million, which was determined using level 3 inputs being the expected future cash flows  from the leased vessel up to the termination of the lease.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HongKong Shanghai Banking Corporation, Royal Bank of Scotland, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, The Bank of New York and HSBC. However, the Company believes this risk is remote.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the years ended December 31, 2012, 2011 and 2010 is as follows:

(in thousands of $)	2012	2011	2010
Charter hire paid (principal and interest)	176,332	248,822	289,578
Lease termination fees expense (income), net	1,777	17,104	(2,435)
Compensation paid on lease amendment	—	106,000	—
Profit share expense	—	482	30,566
Contingent rental expense	52,176	—	—
Remaining lease obligation	875,670	926,821	1,289,897

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Seatankers Management Co. Ltd	1,009	1,008	1,092
Golar LNG Limited	1,820	1,002	1,310
Golar LNG Energy Limited	—	—	88
Ship Finance International Limited	4,261	4,660	2,490
Golden Ocean Group Limited	5,566	5,492	6,138
Bryggegata AS	(1,455)	(1,494)	(1,368)
Arcadia Petroleum Limited	5,423	34,977	34,211
Seadrill Limited	2,574	1,076	426
Archer Limited	390	906	166
Deep Sea Supply Plc	41	168	132
Aktiv Kapital ASA	21	136	83
VTN Shipping Inc	—	17,051	—
Orion Tankers Ltd	343	24	—
Frontline 2012 Ltd	(4,004)	—	—
CalPetro Tankers (Bahamas I) Limited	51	63	47
CalPetro Tankers (Bahamas II) Limited	51	63	47
CalPetro Tankers (IOM) Limited	51	63	47

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company chartered in two vessels from Frontline 2012 on floating rate time charters under which the charter hire expense was equal to the time charter equivalent earnings of the vessels.

A summary of balances due from related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Receivables
Ship Finance International Limited	1,891	1,138
Seatankers Management Co. Ltd	342	168
Archer Ltd	778	632
Golar LNG Limited	755	610
Orion Tankers Ltd	250	—
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,325	1,272
Seadrill Limited	1,253	841
Frontline 2012 Ltd	2,291	10,469
CalPetro Tankers (Bahamas I) Limited	13	57
CalPetro Tankers (Bahamas II) Limited	13	57
CalPetro Tankers (IOM) Limited	13	57
Deep Sea Supply Plc	—	68
Aktiv Kapital Ltd	—	67
Arcadia Petroleum Limited	106	356
North Atlantic Drilling Ltd	12	—
	9,055	15,805

A summary of balances due to related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Payables
Ship Finance International Limited	(52,063)	(9,209)
Seatankers Management Co. Ltd	(257)	(550)
Golar LNG Limited	(101)	(106)
Golden Ocean Group Limited	(1,042)	(910)
Frontline 2012 Ltd	(423)	—
Aktiv Kapital Ltd	(34)	—
Deep Sea Supply Plc	(28)	—
	(53,948)	(10,775)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charterhire payments.  In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.  The payable with Ship Finance principally includes unpaid contingent rental expense and a lease termination fee. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance International Limited, Golar LNG Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited, Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd, North Atlantic Drilling Ltd and Frontline 2012 Ltd. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited, Frontline 2012 Ltd. and Orion Tankers Ltd. are equity accounted.

The Company earned freights on chartering vessels to Arcadia in the amount of $5.0 million (2011: $34.6 million).

The Company received termination payments from Ship Finance in 2012 in the aggregate amount of $22.2 million in respect of the lease terminations for Titan Orion (ex-Front Duke) and Ticen Ocean (now renamed Front Lady). The Company expects to receive a lease termination payment from Ship Finance in 2013 of $7.8 million for Titan Aries (now renamed Edinburgh).

The Company made lease termination payments to Ship Finance in 2012 in the aggregate amount of $32.6 million in respect of the lease terminations for Front Striver, Front Rider, Front Climber, Front Viewer and Front Guider. A lease termination payment of $0.5 million in respect of Front Driver was paid to Ship Finance in the first quarter of 2013 and the Company expects to make a lease termination payment in 2013 of approximately $2.1 million to Ship Finance in respect of Front Pride.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain, which was included in ‘Share of results from associated companies’, on the dilution of its ownership of $0.7 million in the second quarter of 2012.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain, which will be included in ‘Share of results from associated companies’, on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. The Company received a compensation payment from Ship Finance of $10.6 million for the early termination of the charter. The Ticen Ocean (now renamed Front Lady) was delivered, and the charter party with Ship Finance was terminated, on November 27, 2012. The Company received a compensation payment from Ship Finance of $11.6 million for the early termination of the charter. The Titan Aries (now renamed Edinburgh) was delivered, and the charter party with Ship Finance was terminated, on February 16, 2013. Under the terms of the early termination of the bareboat charters, Ship Finance will pay the Company a termination fee in accordance with the charter ancillary agreement.

In 2011, the Company received termination payments from Ship Finance in the aggregate amount of $5.3 million in respect of the lease terminations for Front Ace and Ticen Sun (ex-Front Highness) and made termination payments to Ship Finance in the aggregate amount of $14.3 million in respect of the lease terminations for Front Leader and Front Breaker.

In October 2011, the Company sold the double hull Suezmax tanker, Front Hunter, to VTN Shipping Inc., a wholly owned subsidiary of Farahead Holdings Limited, and recognized a gain of $0.05 million in the fourth quarter of 2011.

In December 2011, Frontline completed a restructuring of the Company (see Note 4) in which 15 subsidiaries were sold to Frontline 2012 Ltd, a related company that Frontline owns 8.8% of the share capital. At December 31, 2011, $10.5 million remains outstanding for working capital balances.

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit split and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the actual market rate up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%.

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista (renamed Dewi Maeswara) had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance.

In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBO carriers, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits was prohibited. Restricted cash deposits held in respect of the Ship Finance charter reserves decreased by $111.7 million resulting from amendments to the charter agreements and $10.6 million due to reserves no longer required for two vessels. We also made an advance payment of charterhire less operating expenses of $72.8 million covering part of the payments due to Ship Finance over the six months from March 2010.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In August 2010, Frontline sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity. In addition, SeaTeam Management received a loan $0.5 million from Golden Ocean Group Limited, which is repayable over a term of five years and bears interest at 2.5% per annum.

DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2012
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS

28.	DISPOSAL OF ASSETS

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance. In March 2010, the Company sold the Front Vista (renamed Dewi Maeswara). The sale price of $60.0 million will be settled in the payment of installments over a 10 year period and the transaction has been recorded as an investment in a sales type lease.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In April 2010, the Company sold the Front Voyager for $8.3 million and recognized a net gain of $0.1 million.

In January 2011, the Company sold the VLCC Front Shanghai for $91.2 million. The vessel was simultaneously leased in on a two year time charter. A gain of $13.8 million was recognized in 2011 and a gain of $7.9 million was recognized in 2012.

In February 2011, Ship Finance sold the single hull vessel Ticen Sun (ex-Front Highness) to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.9 million and recorded a gain of $2.9 million in 2011.

In March 2011, Ship Finance sold the single hull vessel Front Ace to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.4 million and recorded a gain of $2.4 million in 2011.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle, which was recorded as a vessel held under capital lease. The vessel was simultaneously sold for $67.0 million, with delivery in the second quarter of 2011, and leased in under a two year operating lease. A gain of $7.5 million was recognized in 2011 and a gain of $7.2 million was recognized in 2012 and a deferred gain of $2.3 million is being amortized over the remaining period of the charter.

In April 2011, Ship Finance sold the OBO carrier Front Leader to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $7.7 million. A loss on disposal of $9.3 million was recognized in 2011.

In May 2011, Ship Finance sold the OBO carrier Front Breaker to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $6.6 million. A loss on disposal of $8.5 million was recognized in 2011.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances.

In October 2011, the Company sold the Suezmax Front Fighter to an unrelated third party and recognized a loss of $0.1 million in the fourth quarter of 2011. An impairment loss for this vessel of $27.1 million was recorded in the third quarter of 2011.

In November 2011, the Company sold the Suezmax Front Hunter to a related party and recognized a gain of $0.05 million in the fourth quarter of 2011. An impairment loss for this vessel of $30.6 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Delta to an unrelated third party and recognized a gain of $0.01 million in the fourth quarter of 2011. An impairment loss for this vessel of $18.5 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Beta to an unrelated third party and recognized a loss of $0.4 million in the fourth quarter of 2011. An impairment loss for this vessel of $20.4 million was recorded in the third quarter of 2011.

In December 2011, the Company sold 15 wholly-owned SPCs, which together owned six VLCCs (Front Kathrine, Front Queen, Front Eminence, Front Endurance, Front Cecilie and Front Signe) including one on time charter, four Suezmax tankers (Northia, Front Odin, Naticina and Front Njord) and five VLCC newbuilding contracts to Frontline 2012, a related party, and recognized a loss of $307.0 million in the fourth quarter of 2011 (see Note 4).

In March 2012, the Company sold the Suezmax Front Alfa to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.

In March 2012, the Company redelivered the Titan Orion (ex-Front Duke) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In June 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012 and recognized a loss on disposal of $0.1 million in the third quarter of 2012.

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and that Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012 and recognized a loss on disposal of $0.2 million in the fourth quarter of 2012.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and that Ship Finance simultaneously sold the vessel. The charter party terminated on November 28, 2012. The Company recorded an impairment loss of $4.0 million in the fourth quarter of 2012 and recognized a loss on disposal of $0.8 million in the fourth quarter of 2012.

In November 2012, the Company redelivered the Ticen Ocean (ex-Front Lady) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $11.2 million in the fourth quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In December 2012, the Company agreed with Ship Finance to terminate the long term charter parties for the OBO carriers Front Viewer and Front Guider. The charter party on the Front Viewer terminated on December 18, 2012 and Ship Finance simultaneously sold the vessel. The charter party on the Front Guider is expected to terminate in the first quarter of 2013 (see Note 33). As a result, the Company agreed to pay Ship Finance a termination fee of $23.5 million. The Company allocated $12.7 million of the termination payment to the Front Viewer and recorded loss of $16.5 million in the fourth quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains". $10.8 million was allocated to the Front Guider which was included as part of the lease modification (see Note 17). This resulted in a $9.1 million increase in both the asset value and lease obligation. The company recorded an impairment loss of $14.2 million in the fourth quarter of 2012 in respect of Front Guider.

NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION

29.	NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS

In August 2010, the Company sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the consolidated statement of changes in equity.

The Company accounts for pro-rata distributions to owners in a spin-off at the book value of shares distributed and accounts for non pro-rata distributions to owners in a spin-off at the fair value of shares distributed.

In February 2008, as part of the Company's planned spin-off of its investment in ITCL to the Company's shareholders, the Company's Board of Directors declared a special dividend-in-kind of 17.53% of the Company's investment in ITCL with the distribution date being March 6, 2008. As of December 31, 2012 and 2011 the Company owned 82.47% of ITCL.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

30.	COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of December 31, 2012, the Company had four (2011: four) vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. All of these charters are accounted for as capital leases. The lessor has options to put the vessels on the Company at the end of the lease terms. The total amount that the Company would be required to pay in 2015 under these put options with respect to these capital leases is $36.0 million (2011: $36.0 million).

As of December 31, 2012, Chevron charters three vessels on long-term bareboat charters and holds options to purchase each vessel for $1 per vessel on April 1, 2015.

As of December 31, 2012, and following the restructuring described in Note 4, the Company was committed to make newbuilding installments of $87.9 million in 2013.

As part of the Restructuring, Frontline 2012 has agreed to fully reimburse and indemnify the Company for all payments made under any guarantees issued by the Company to the shipyard in connection with three VLCC newbuilding contracts acquired from the Company and to reimburse the Company for all costs incurred in connection with these guarantees. Currently, there is $209.0 million in remaining installments relating to these newbuilding contracts for which the Company is contingently liable. The Company has not recorded any liability in respect of these guarantees as the Company does not believe that it will be required to make any payments in relation to them.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for unpaid charterhire, demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition.

SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL INFORMATION

31.	SUPPLEMENTAL INFORMATION

Non-cash investing and financing activities in the year ended December 31, 2012 consist of a $9.1 million increase in capital lease obligations and vessels under capital lease resulting from a lease modifications (see Note 17).

Non-cash investing and financing activities in the year ended December 31, 2011 include (i) a $156.3 million reduction in capital lease obligations and vessels under capital lease resulting from lease modifications (see Note 17), and (ii) reductions of $666.3 million and $325.5 million in bank debt and outstanding newbuilding commitments, respectively, as a result of the sale of 15 SPCs to Frontline 2012 (see Note 4).

There were no non-cash investing and financing activities in the year ended December 31, 2010.

POOL REVENUES	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
POOL REVENUES

32.	POOL REVENUES

Voyage charter revenues include pool earnings, which have been allocated on a net basis since these pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Pool earnings of $35.9 million, $43.2 million and $125.6 million have been included in voyage charter revenues in the years ended December 31, 2012, 2011 and 2010, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

33.	SUBSEQUENT EVENTS

In January 2013, the Company sold its 50% share of the joint venture Orion Tankers Ltd.

In January 2013, ITCL sold $8.0 million notional value of the Windsor Petroleum Transport Corporation 7.84% term notes for proceeds of $4.5 million.

In December 2012, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the OBO carrier Front Guider. The termination took place in March 2013, the Company made a termination payment of $10.8 million to Ship Finance for the early termination of the charter party.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain, which will be included in ‘Share of results from associated companies’, on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In January 2013, the Company terminated the charter party for the single hull VLCC Titan Aries and expects to recognize a gain of approximately $7.5 million in the first quarter of 2013.

In January 2013, BP Shipping gave twelve months notice of its intention to terminate the bareboat charter for the VLCC British Progress. Termination will take effect on February 2, 2014.

In February 2013, the Company agreed with Ship Finance to terminate the long term charter party between the companies for the Suezmax Double hull vessel Front Pride and Ship Finance simultaneously sold the vessel. The termination of the charter party took place on February 15, 2013 and the Company expects to make a net compensation payment to Ship Finance of approximately $2.1 million for the early termination of the charter party.

In March 2013, the VLCC Phoenix Voyager was redelivered to the Company by Chevron and the vessel commenced trading in the spot market.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined by the accounting standard as a legal entity where either (a) the total  equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

The accounting standard requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1)the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2)the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method. The Company assesses whether it has purchased a business or a group of assets. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company has the ability to exercise significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The change in trade accounts receivable and other, net in the consolidated statement of cash flows for the years ended December 31, 2011 and December 31, 2010 has been expanded to present the change in the provision for doubtful accounts in order to conform to the 2012 presentation.

Discontinued operations
Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold.

Contingent rental expense
Contingent rental expense
The contingent rental expense represents amounts accrued following changes to certain charter parties. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. In December 2011, the Company also agreed to a rate reduction on four vessels whereby the Company will pay a reduced rate and an additional amount dependent on the actual market rate. The contingent rental expense represents the additional amounts accrued as a result of these charter party amendments.

Cash and cash equivalents
Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash and investments
Restricted cash consists mainly of bank deposits in ITCL, which must be maintained in accordance with contractual arrangements and which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and vessel operating costs.

Restricted investments consists of deposits in guaranteed investment contracts ("GICs"), which must be maintained in accordance with contractual arrangements and may only be used to pay principal interest on the Company's debt and management fees. The GICs are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment ("MVA") is added to the value of the investment at the termination date. In 1997, Windsor Petroleum Transport Corporation (“WPTC”), a subsidiary of ITCL, issued $239,100,000 7.84% First Preferred Mortgage Term Notes and $111,700,000 Serial First Preferred Mortgage Notes (together the “Windsor Notes”) as agent for four Isle of Man public limited companies (the “Windsor Companies”). On January 18, 2011, the Windsor Companies received $3.6 million being the MVA to a GIC for which termination notice was given by the Windsor Companies in December 2010. In 1996, Golden State Petroleum Transport Corporation (“GSPTC”), a subsidiary of ITCL, issued $127,100,000 8.04% First Preferred Mortgage Term Notes and $51,700,000 Serial First Preferred Mortgage Notes (together the “Golden State Notes”), as agent for two Isle of Man public limited companies (the “Golden State Companies”).On March 11, 2011, the Golden State Companies received $8.8 million being the MVA to an investment in a GIC for which termination notice was given by the Golden State Companies in February 2011. The $3.6 million in respect of the Windsor Companies was recorded in 2010 and the $8.8 million in respect of the Golden State Companies was recorded in 2011 in "Other non-operating items, net". At December 31, 2012 no GICs were held.

Marketable securities
Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

When the terms of a lease are modified, other than by renewing the lease or extending its term, the lease is reassessed as if the new terms where in place at inception of the lease. If this results in a different classification of the lease then the modification is considered a new agreement and accounted for as such from the date the modification came into effect. If the provisions of a capital lease are changed in a way that changes the amount of the remaining minimum lease payments, the present balances of the asset and the obligation are adjusted by an amount equal to the difference between the present value of the future minimum lease payments under the revised or new agreement (computed using the interest rate used to recognize the lease initially) and the present balance of the obligation.

Where the provisions of a capital lease contain a floating rate element, such as an index linked rate of hire, then the minimum lease payments are assumed to equal the index at inception of the lease. Any variations in the index, and therefore the payments made, are accounted for as contingent rentals and are taken to the statement of operations in the period in which they become payable.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Newbuildings
Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognised as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% (increased to 25% with effect from January 1, 2012) of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula on the basis of the number of days a vessel operates in the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Pool revenues are reported net of voyage expenses as voyage charter revenues for all periods presented

Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains includes gains (losses) from the sale of vessels, gains (losses) from the termination of leases for vessels which are chartered in and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains (losses) from the termination of leases for vessels which are chartered in are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner.

A deferred gain will arise when the Company enters into a sale-leaseback transaction regarding a vessel and the Company does not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
Derivatives
Changes in the fair values of forward freight agreements, which are entered into for speculative purposes, are recognized in "mark to market of derivatives" in the consolidated statements of operations. Assets and liabilities arising from the forward freight agreements are netted in accordance with the agreements such that no amounts are recorded in the balance sheet.

Financial instruments
Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
Share-based payments
In accordance with the guidance on "Share Based Payment" the Company is required to expense the fair value of stock options issued to employees over the period the options vests. The Company amortizes stock-based compensation for awards on a straight-line basis over which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock options for which employees do not render the requisite service.

Earnings per share
Earnings per share
Basic EPS is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Investment in Finance Leases
Investment in Finance Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of lease payments and residual value is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Loss on Sale of Subsidiary
The transaction is summarized as follows:

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Revenues by market
An analysis of revenues from these services is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – tanker market	552,576	702,525	1,007,625
Total operating revenues – drybulk carrier market	89,746	86,608	136,912

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share

(in thousands)	2012	2011	2010
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	—	—	175
Convertible bond	—	—	5,769
Weighted average number of ordinary shares outstanding – diluted	77,859	77,859	83,803

(in thousands of $)	2012	2011	2010
Net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	161,407
Interest expense relating to the convertible bond	—	—	7,228
Diluted net (loss) income attributable to Frontline Ltd.	(82,754)	(529,601)	168,635

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(Loss) gain on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2012	2011	2010
Net gain (loss) on lease terminations	3,860	(21,780)	5,924
Loss on sale of SPCs to Frontline 2012	—	(306,972)	—
Net (loss) gain on sale of vessels	(2,109)	9,271	95
Amortization of deferred gains	15,062	11,653	24,916
Other	—	(66)	—
	16,813	(307,894)	30,935

LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2013	6,353
2014	1,941
2015	1,690
2016	147
2017	110
Thereafter	—
Total minimum lease payments	10,241

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2012 are as follows:

(in thousands of $)
2013	35,088
2014	8,780
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	43,868

INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2012	2011
Net minimum lease payments receivable	89,759	101,097
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(56,549)	(66,062)
Total investment in sales-type lease	53,530	55,355
Current portion	2,156	1,824
Long-term portion	51,374	53,531
	53,530	55,355

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2012 are as follows:

(in thousands of $)
2013	11,307
2014	11,307
2015	11,307
2016	11,338
2017	11,307
Thereafter	33,193
Total minimum lease revenues	89,759

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2012	2011
Cost	1,378	1,355
Accumulated net unrealized loss	(143)	(670)
Fair value	1,235	685

Schedule of realized loss on sale of available-for-sale securities

(in thousands of $)	2012	2011	2010
Proceeds from sale of available-for-sale securities	—	46,547	—
Realized loss on sale of securities	—	3,355	—

TRADE ACCOUNTS RECEIVABLE, NET TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of movements in the allowance for doubtful accounts
Movements in the allowance for doubtful accounts in the three years ended December 31, 2012 may be summarized as follows;

(in thousands of $)	Allowance for doubtful accounts
Balance at December 31, 2009	(2,096)
Additions charged to income	(617)
Deductions credited to income	1,569
Balance at December 31, 2010	(1,144)
Additions charged to income	(3,343)
Deductions credited to income	—
Balance at December 31, 2011	(4,487)
Additions charged to income	(6,033)
Deductions credited to income	663
Balance at December 31, 2012	(9,857)

OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2012	2011
Agent receivables	3,332	740
Claims receivables	6,015	6,513
Other receivables	5,513	7,145
	14,860	14,398

NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2012
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2012 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913

VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	—
Transfers from Newbuildings	499,154	—
Transfers from vessels under capital lease	112,571	—
Other movements	(1,228)	1,145
Depreciation	—	(60,023)
Disposal of vessels and equipment	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	—
Transfers from vessels under capital lease	53,733	—
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	—	(65,744)
Impairment loss	—	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946

VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Book value of vessels under capital lease [Table Text Block]

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	2,763,289	(1,022,623)	1,740,666
Disposals	(272,374)	224,633
Transfer to vessels and equipment	(176,000)	63,429
Depreciation	—	(152,828)
Balance at December 31, 2010	2,314,915	(887,389)	1,427,526
Disposals	(153,136)	87,678
Transfer to vessels and equipment	(88,000)	34,267
Lease modification	—	(156,310)
Depreciation	—	(129,853)
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Lease modification	9,115	—
Impairment loss	(32,042)	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2013	111,508
2014	110,247
2015	144,957
2016	143,964
2017	140,160
Thereafter	663,869
Minimum lease payments	1,314,705
Less: imputed interest	(364,145)
Present value of obligations under capital leases	950,560

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2012:

(in thousands of $)	2012	2011	2010
Exercise of purchase option	—	56,090	—
Repayments of principal obligations under capital leases	11,665	56,113	20,579
Contingent rental expense	2,436	—	—
Interest expense for capital leases	6,301	11,248	14,862
Deferred lease obligation	3,795	—	—

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2012	2011
Current assets	15,811	16,142
Non current assets	15,090	25,038
Current liabilities	10,229	10,438
Non current liabilities	19,051	28,577

Summarized statement of operations information of equity method investees

(in thousands of $)	2012	2011	2010
Net operating revenues	2,473	3,295	4,115
Net operating income	2,155	2,912	3,811
Net loss	(544)	(600)	(515)

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Debt arrangement fees	11,836	11,836
Accumulated amortization	(10,600)	(10,056)
	1,236	1,780

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2012	2011
Voyage expenses	21,121	27,676
Ship operating expenses	6,314	6,261
Administrative expenses	3,685	4,082
Interest expense	11,643	12,322
Taxes	300	—
Other	681	35
	43,744	50,376

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2012	2011
Accrued charter hire	322	600
Deferred gain on sale and leaseback	3,609	16,352
Other	3,413	2,618
	7,344	19,570

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2012	2011
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	268,992	288,137
Total U.S. dollar fixed rate debt	483,992	513,137
Credit facilities	—	376
Total debt	483,992	513,513
Less: current portion of long-term debt	(20,700)	(19,521)
	463,292	493,992

Summary of movement in debt
Movements in debt during 2012 maybe summarized as follows:

(in thousands of$)	Credit facilities	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2011	376	513,137	513,513
Convertible bond buy-back	—	(10,000)	(10,000)
Loan repayments	(376)	(19,145)	(19,521)
Balance at December 31, 2012	—	483,992	483,992

Debt repayment schedule	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	20,700
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
483,992

Schedule of sinking fund redemption payments

(in thousands of $) Year ending December 31,
2013	20,700
2014	22,376
2015	24,174
2016	26,134
2017	28,243
Thereafter	147,365
268,992

Assets pledged

(in thousands of $)	2012	2011
Vessels, net	280,929	298,491
Restricted cash and investments	86,280	99,303

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Activity in accumulated other comprehensive income loss
The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Other-than-temporary impairment transferred to statement of operations	9,425	—	9,425
Translation adjustment for year	—	(137)	(137)
Net unrealized losses on marketable securities for the year	(11,438)	—	(11,438)
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for year	—	(49)	(49)
Net unrealized losses on marketable securities for the year	(894)	—	(894)
Balance at December 31, 2011	(668)	(4,111)	(4,779)
Translation adjustment for the year	—	97	97
Net unrealized gains on marketable secutities for the year	527	—	527
Balance at December 31, 2012	(141)	(4,014)	(4,155)

SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

2012
Risk free interest rate	1.35%
Expected life	3.5 years
Expected volatility	62.27%
Expected dividend yield	0%

Schedule of Share-based Compensation Arrangements by Exercise Price Range
The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46
Forfeited	(13.7)	NOK 130.46
Options outstanding as of December 31, 2012	726.0	NOK 130.46

Exercisable options as at:
December 31, 2012	629.3	NOK130.46
December 31, 2011	396.5	NOK130.46
December 31, 2010	219.0	NOK131.65

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	137,603	137,603	160,566	160,566
Restricted cash and investments	87,506	87,506	100,566	100,566
Marketable securities	1,235	1,235	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	191,846	288,137	249,293
4.5% Convertible Bond	215,000	120,131	225,000	94,500

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	137,603	137,603	—	—
Restricted cash and investments	87,506	87,506	—	—
Marketable securities	1,235	1,235	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846	—	191,846	—
4.5% Convertible Bond	120,131	—	120,131	—

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	—	—
Restricted cash and investments	100,566	100,566	—	—
Marketable securities	685	685	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	—	249,293	—
4.5% Convertible bond	94,500	—	94,500	—

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2012, 2011 and 2010 is as follows:

(in thousands of $)	2012	2011	2010
Charter hire paid (principal and interest)	176,332	248,822	289,578
Lease termination fees expense (income), net	1,777	17,104	(2,435)
Compensation paid on lease amendment	—	106,000	—
Profit share expense	—	482	30,566
Contingent rental expense	52,176	—	—
Remaining lease obligation	875,670	926,821	1,289,897

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Seatankers Management Co. Ltd	1,009	1,008	1,092
Golar LNG Limited	1,820	1,002	1,310
Golar LNG Energy Limited	—	—	88
Ship Finance International Limited	4,261	4,660	2,490
Golden Ocean Group Limited	5,566	5,492	6,138
Bryggegata AS	(1,455)	(1,494)	(1,368)
Arcadia Petroleum Limited	5,423	34,977	34,211
Seadrill Limited	2,574	1,076	426
Archer Limited	390	906	166
Deep Sea Supply Plc	41	168	132
Aktiv Kapital ASA	21	136	83
VTN Shipping Inc	—	17,051	—
Orion Tankers Ltd	343	24	—
Frontline 2012 Ltd	(4,004)	—	—
CalPetro Tankers (Bahamas I) Limited	51	63	47
CalPetro Tankers (Bahamas II) Limited	51	63	47
CalPetro Tankers (IOM) Limited	51	63	47

Schedule of related party receivables and payables
A summary of balances due from related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Receivables
Ship Finance International Limited	1,891	1,138
Seatankers Management Co. Ltd	342	168
Archer Ltd	778	632
Golar LNG Limited	755	610
Orion Tankers Ltd	250	—
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,325	1,272
Seadrill Limited	1,253	841
Frontline 2012 Ltd	2,291	10,469
CalPetro Tankers (Bahamas I) Limited	13	57
CalPetro Tankers (Bahamas II) Limited	13	57
CalPetro Tankers (IOM) Limited	13	57
Deep Sea Supply Plc	—	68
Aktiv Kapital Ltd	—	67
Arcadia Petroleum Limited	106	356
North Atlantic Drilling Ltd	12	—
	9,055	15,805

A summary of balances due to related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Payables
Ship Finance International Limited	(52,063)	(9,209)
Seatankers Management Co. Ltd	(257)	(550)
Golar LNG Limited	(101)	(106)
Golden Ocean Group Limited	(1,042)	(910)
Frontline 2012 Ltd	(423)	—
Aktiv Kapital Ltd	(34)	—
Deep Sea Supply Plc	(28)	—
	(53,948)	(10,775)

GENERAL (Details) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended	35 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 T	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2004 Ship Finance International Limited [Member]	Mar. 31, 2007 Ship Finance International Limited [Member]	Feb. 28, 2008 Independent Tankers Corporation Limited [Member]	Aug. 31, 2010 SeaTeam Singapore Pte Limited [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels disposed of	1
Number of tanker sizes		2
Lower range of VLCC tanker size (in dry weight tonnage)		200,000
Upper range of VLCC tanker size ((in dry weight tonnage)		320,000
Lower range of Suezmax tanker size (in dry weight tonnage)		120,000
Upper range of Suezmax tanker size (in dry weight tonnage)		170,000
Number of vessel-owning entities sold to Ship Finance (in entities)					46
Number of vessels owned by each vessel-owning entity (in vessels)					1
Number of entities owning an option to acquire a VLCC (in entities)					1
Number of shares retained in Ship Finance retained after distribution to shareholders (in shares)						73,383
Percent of total shares retained (in hundredths)						0.01%
Percentage of subsidiary's or equity investee's stock owned by parent company sold in transaction (in hundredths)							17.53%	25.00%
Proceeds from sale of shares in subsidiaries								$ 100,000
Gain on sale of subsidiary stock recognized in statement of equity								200,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)			15						15
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)									5
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)									6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)									1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)									4
Loss on sale of special purpose companies		$ 0	$ (306,972,000)	$ 0					$ (307,000,000)
Number of vessels the gross charter payment commitment was reduced (in number of vessels)			32

ACCOUNTING POLICIES 1 (Details) (USD $)	1 Months Ended	12 Months Ended	48 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2015	Dec. 31, 2012
Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels where rate reduction applies		4
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Agreed per day rate reduction	$ 6,500	$ 6,500	$ 6,500
Length of period over which rate reduction applies	4 years		4 years
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates	100.00%	100.00%		100.00%

ACCOUNTING POLICIES 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Windsor Companies Investment Contract [Member]	Dec. 31, 2011 Golden State Companies Investment Contract [Member]	Dec. 31, 1997 Windsor Petroleum Transport Corporation [Member] agent	Dec. 31, 1996 Golden State Petroleum Transport Corporation [Member] agent	Dec. 31, 1997 First Preferred Mortgage Notes [Member] Windsor Petroleum Transport Corporation [Member]	Dec. 31, 1996 First Preferred Mortgage Notes [Member] Golden State Petroleum Transport Corporation [Member]	Dec. 31, 1997 Serial First Preferred Mortgage Notes [Member] Windsor Petroleum Transport Corporation [Member]	Dec. 31, 1996 Serial First Preferred Mortgage Notes [Member] Golden State Petroleum Transport Corporation [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage notes					$ 239,100,000	$ 127,100,000	$ 111,700,000	$ 51,700,000
Stated interest rate (in hundredths)					7.84%	8.04%
Number of company agents represented in issuer debt			4	2
Market value adjustment to a guaranteed investment contract	$ 3,600,000	$ 8,800,000

ACCOUNTING POLICIES 3 (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Acquisitions and Disposals [Line Items]
Average period over which market price of scrap per ton is calculated	10 years
Number of Recycling Markets	3
Profit share expense percentage (in hundredths)	25.00%	20.00%
Vessel [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life	25
Property, Plant and Equipment, Other Types [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life	5

RESTRUCTURING 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 11, 2013	May 29, 2012	Dec. 16, 2011
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)			15
Par value of new ordinary shares issued in transaction (in dollars per share)		$ 2.5	$ 2.5
Operating fleet prior to restructuring (in units)			58
Operating fleet following restructuring (in units)			48
Number of vessels owned through ITCL (in number of vessels)			9
Newbuilding commitments prior to restructuring			$ 437,900,000
Newbuilding commitments following restructuring			112,400,000
Number of Suezmax newbuilding contracts affected by restructuring			2
Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)			1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			5
Number of independent broker valuations (in number of valuations)			3
Proceeds from sale of shares in subsidiaries			128,882,000
Outstanding newbuilding installments transferred			325,500,000
Debt transferred			666,318,000
Fair market value of assets sold to Frontline 2012			1,120,700,000
Net book value of vessels sold			(864,865,000)
Net book value of newbuilding contracts sold			(237,057,000)
Outstanding newbuilding installments transferred			(325,500,000)
Legal fees			(250,000)
Loss on sale			306,972,000
Working Capital balances purchased			10,500,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)		7.90%	8.80%
Frontline 2012 Ltd [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	59,000,000	56,000,000	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)						$ 2
Subscription price of ordinary shares issued (in dollars per share)				$ 5.25	$ 3.75	$ 2.85
Proceeds from Issuance of Private Placement			285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)			8,771,000	1,143,000	3,546,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)			8.80%	6.30%	7.90%
Payment to participate in private placement of Frontline 2012			$ 25,000,000

RESTRUCTURING 2 (Details) (USD $) In Millions, unless otherwise specified	48 Months Ended
	Dec. 31, 2015	Dec. 31, 2011 Bank debt associated with a vessel [Member]	Dec. 31, 2011 ITCL Bank Loan [Member]
Debt Instrument [Line Items]
Prepayment of bank debt		$ 12.9	$ 33
Reduction of gross charter payment commitments	$ 293
Percentage the Company will compensate counterparties for difference between renegotiated rates and actual spot rate up to the original contract rates (in hundredths)	100.00%

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended													1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Major Customer 1 [Member] major-customer	Dec. 31, 2011 Major Customer 1 [Member] major-customer	Dec. 31, 2010 Major Customer 1 [Member] major-customer	Dec. 31, 2012 Major Customer 2 [Member] major-customer	Dec. 31, 2012 Total operating revenues – tanker market	Dec. 31, 2011 Total operating revenues – tanker market	Dec. 31, 2010 Total operating revenues – tanker market	Dec. 31, 2012 Total operating revenues – drybulk carrier market	Dec. 31, 2011 Total operating revenues – drybulk carrier market	Dec. 31, 2010 Total operating revenues – drybulk carrier market	Dec. 31, 2012 Front Viewer & Front Guider [Member] carrier
Revenue from External Customer [Line Items]
Number of reportable segments	1
Number of operating segments	2
Number of carriers involved in early termination of time charter out contracts														2
Contract termination receipt or payment														$ 35,000,000
Number of major customers for revenue purposes				1	1	1	1
Total operating revenues	668,107,000	810,102,000	1,165,215,000					552,576,000	702,525,000	1,007,625,000	89,746,000	86,608,000	136,912,000
Revenue from single customer				$ 105,000,000			$ 83,000,000
Percent of revenue from single customer (in hundredths)				16.00%	21.00%	21.00%	12.00%
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%

IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Vessels impaired during 2011 [Member]	Dec. 31, 2011 Vessels impaired during 2011 [Member]	Dec. 31, 2013 Vessels impaired during 2012 [Member]	Dec. 31, 2012 Vessels impaired during 2012 [Member]	Dec. 31, 2012 Front Rider [Member]	Dec. 31, 2012 Front Climber [Member]	Dec. 31, 2012 Front Driver [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Pride [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired		5
Impairment of vessels		$ 32,000,000	$ 121,400,000					$ 4,900,000	$ 4,200,000	$ 4,000,000	$ 14,200,000
Ore-Bulk-Oil vessels impaired		4
Suezmax doublehull vessels impaired		1	5
Impairment of vessels under capital leases												$ 4,700,000
Number of vessels disposed of	1			1	4	2	3

INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Foreign tax exemption expiration date	2035-03-31

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Anti-dilutive shares	5,769,231
Net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 161,407
Interest expense relating to the convertible bond	0	0	7,228
Diluted net (loss) income attributable to Frontline Ltd.	$ (82,754)	$ (529,601)	$ 168,635
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000	77,859,000
Stock options	0	0	175,000
Convertible bond	0	0	5,769,000
Weighted average number of ordinary shares outstanding – diluted	77,859,000	77,859,000	83,803,000

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net gain (loss) on lease terminations	$ 3,860	$ (21,780)	$ 5,924
Loss on sale of SPCs to Frontline 2012	0	(306,972)	0
Net (loss) gain on sale of vessels	(2,109)	9,271	95
Amortization of deferred gains	15,062	11,653	24,916
Other	0	(66)	0
(Loss) gain on sale of assets and amortization of deferred gains	$ 16,813	$ (307,894)	$ 30,935

LEASES (Details) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Assets Leased to Others [Member] vessel	Dec. 31, 2011 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Assets Leased to Others [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member] Maritime Equipment [Member]	Dec. 31, 2010 Sale and Lease Back Transactions [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2011 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2010 Special Purpose Entities [Member] Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	29
Number of operating leases							1	1
Number of capital leases										28
Rental expense for operating leases	$ 40,000,000	$ 68,100,000	$ 136,800,000
Charter duration of new contract with new owners											2 years		2 years			2 years
Charter rate per day of vessel											35,000	32,500	35,000			32,500
Gain on sale leaseback transaction recognized in period														7,900,000	13,800,000		7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net																	2,300,000
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)						4
Charter hire expenses	37,461,000	65,601,000	134,551,000																40,000	33,100,000	37,500,000
Cost of vessels				400,200,000	1,261,600,000
Accumulated depreciation of vessels				141,100,000	542,700,000
Vessels leased to third parties leased in on operating lease				0
Number of time or bareboat charters leases (in number of leases)				7					6
Initial length of lease period, minimum				3 years
Initial length of lease term, maximum				6 years
Number of vessels classified as an investment in finance lease (in number of vessels)				1
Future minimum operating lease payments
2012	6,353,000
2013	1,941,000
2014	1,690,000
2015	147,000
2016	110,000
Thereafter	0
Total minimum lease payments	10,241,000
Minimum lease revenues [Abstract]
2012	35,088,000
2013	8,780,000
2014	0
2015	0
2016	0
Thereafter	0
Total minimum lease revenues	$ 43,868,000

INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 89,759	$ 101,097
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(56,549)	(66,062)
Total investment in sales-type lease	53,530	55,355
Current portion	2,156	1,824
Long-term portion	51,374	53,531
Total investment in sales-type lease	53,530	55,355
Future minimum gross revenues [Abstract]
2012	11,307
2013	11,307
2014	11,307
2015	11,338
2016	11,307
Thereafter	33,193
Total minimum lease revenues	$ 89,759

MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity securities available-for-sale
Cost	$ 1,378,000	$ 1,355,000
Accumulated net unrealized loss	(143,000)	(670,000)
Fair value	1,235,000	685,000
Fair value	1,235,000	685,000
Impairment loss on shares held	0	0	9,425,000
Amount reclassified out of accumulated other comprehensive income into earnings in the period	0	0	9,425,000
Unrealized gain (loss)	100,000	700,000
Realized loss	0	3,355,000	0
Kightsbridge [Member]
Equity securities available-for-sale
Shares received	2,825
Payment for shares	0
Income earned on shares	20,000
Overseas Shipholding Group Inc [Member]
Equity securities available-for-sale
Fair value			49,900,000
Fair value			49,900,000
Impairment loss on shares held			9,400,000
Amount reclassified out of accumulated other comprehensive income into earnings in the period			2,600,000
Proceeds from sale of available-for-sale securities	0	46,547,000	0
Realized loss	$ 0	$ 3,355,000	$ 0

TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ (4,487)	$ (1,144)	$ (2,096)
Additions charged to income	(6,033)	(3,343)	(617)
Deductions credited to income	663	0	1,569
Ending balance	$ (9,857)	$ (4,487)	$ (1,144)

OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 14,860	$ 14,398
Allowance for doubtful accounts	9,857	4,487	1,144	2,096
Agent receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	3,332	740
Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	6,015	6,513
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	5,513	7,145
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0

NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Newbuildings [Roll Forward]
Balance, beginning of period	$ 13,049	$ 224,319	$ 413,968
Installments and newbuilding supervision fees paid	12,936	14,676	294,822
Interest capitalized	928	11,111	14,683
Transfers to Vessels and Equipment			(499,154)
Cost of vessels assumed by Frontline 2012		237,057
Balance, end of period	26,913	13,049	224,319
Frontline 2012 [Member]
Newbuildings [Roll Forward]
Interest capitalized		$ 10,400
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012		5
Number of VLCC newbuilding contracts owned by special purpose companies		5

VESSELS AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment [Roll Forward]
Net Carrying Value Beginning balance	$ 312,292,000
Depreciation	114,845,000	195,597,000	212,851,000
Impairment of vessels	32,000,000	121,400,000
Net Carrying Value ending balance	282,946,000	312,292,000
Number of Suezmax vessels impaired (in vessels)	1	5
Frontline 2012 [Member]
Vessels and equipment [Roll Forward]
Number of vessel-owning subsidiaries sold to Frontline 2012		10
Number of vessels owned by each vessel-owning entity sold to Frontline 2012 (in vessels)		1
Front VLCC Shanghai renamed Gulf Eyadah [Member] | Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Number of vessels sold and chartered in from new ownership			1
Sale Leaseback transaction daily rental revenue			35,000
Charter duration of new contract with new owners			2 years
VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Acquisitions of vessels (in vessels)		1
Sale Leaseback transaction daily rental revenue		32,500
Acquisition cost of vessels		56,100,000
Front Pride [Member]
Vessels and equipment [Roll Forward]
Number of vessels acquired previously accounted under capital lease		1
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period	459,312,000	1,608,840,000	799,023,000
Accumulated Depreciation beginning balance	(147,020,000)	(178,716,000)	(120,329,000)
Net Carrying Value Beginning balance	312,292,000	1,430,124,000	678,694,000
Purchase of vessels and equipment	730,000	56,591,000	207,772,000
Transfers from Newbuildings			499,154,000
Transfers from vessels under capital lease		53,733,000	112,571,000
Other movements cost	443,000	(348,000)	(1,228,000)
Other movements depreciation	(341,000)	179,000	1,145,000
Depreciation	(18,508,000)	(65,744,000)	(60,023,000)
Disposals cost	(51,960,000)	(332,495,000)	(8,452,000)
Disposals depreciation	40,290,000	156,560,000	491,000
Disposal of vessels to Frontline 2012 cost		(927,009,000)
Disposal of vessels to Frontline 2012 depreciation		62,144,000
Impairment of vessels		(121,443,000)
Balance, end of period	408,525,000	459,312,000	1,608,840,000
Accumulated Depreciation ending balance	(125,579,000)	(147,020,000)	(178,716,000)
Net Carrying Value ending balance	282,946,000	312,292,000	1,430,124,000
Vessel [Member]
Vessels and equipment [Roll Forward]
Impairment of vessels		$ 121,400,000
Number of vessels the company owns (in vessels)	9	10
Number of Vessels classified as an investment in finance lease.	3	3
Number of Suezmax vessels impaired (in vessels)		5
Number of impaired vessels sold by end of period (in vessels)		4

VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Leased Assets [Line Items]
Impairment of vessels	$ 32,000	$ 121,400
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(1,047,138)	(1,051,607)	(887,389)	(1,022,623)
Capital Leases, Balance Sheet, Assets by Major Class, Net	893,089	1,022,172	1,427,526	1,740,666
Capital Leased Assets, Gross	1,940,227	2,073,779	2,314,915	2,763,289
Disposal of vessel under capital lease cost	(110,625)	(153,136)	(272,374)
Disposal of accumulated depreciation of vessels under capital lease	100,806	87,678	224,633
Transfer of cost of vessels under capital lease to vessels and equipment		(88,000)	(176,000)
Transfer of accumulated depreciation on vessels under capital lease to vessels and equipment		34,267	63,429
Capital lease modification adjustment to carrying value of asset	9,115	(156,310)
Impairment of vessels	(32,042)
Depreciation expense on capital leases	$ (96,337)	$ (129,853)	$ (152,828)

VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Obligations Under Capital Leases: [Abstract]
Year Ended December 31, 2013	$ 111,508
Year Ended December 31, 2014	110,247
Year Ended December 31, 2015	144,957
Year Ended December 31, 2016	143,964
Year Ended December 31, 2017	140,160
Thereafter	663,869
Minimum lease payments	1,314,705
Less: imputed interest	(364,145)
Present value of obligations under capital leases	$ 950,560
Vessels under capital leases	28	32
Vessels leased from Ship Finance	24	28
Initial terms of leases, minimum	6 years
Initial terms of leases, maximum	22 years
Remaining periods on these leases, minimum	0 years
Remaining periods on these leases, maximum	14 years

VESSELS UNDER CAPITAL LEASE, NET 3 (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of vessels in each variable interest entity		1
Profit share expense		$ 0	$ 482,000	$ 30,566,000
Contingent rental expense		54,612,000	0	0
Deferred lease liability		3,795,000	0	0
Special Purpose Entities [Member]
Vessels leased from variable interest entities		4	4
Original cost to the lessor of the assets under variable interest entity arrangement		258,000,000	258,000,000
Guarantor obligations, maximum exposure, undiscounted		36,000,000
Profit share payment basis		25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease			29,800,000
Profit share expense		0
Exercise of purchase option		0	56,090,000	0
Repayments of Debt and Capital Lease Obligations		11,665,000	56,113,000	20,579,000
Contingent rental expense		2,436,000	0	0
Capital Leases, Income Statement, Interest Expense		6,301,000	11,248,000	14,862,000
Sale leaseback transaction, gross proceeds	67,000,000
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Gain on sale leaseback transaction recognized in period		7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net		$ 2,300,000

VESSELS UNDER CAPITAL LEASE, NET 4 (Details) (USD $) In Millions, unless otherwise specified	Jul. 31, 2011
Capital Leased Assets [Line Items]
Outstanding lease obligation settled in full from termination of lease agreement between Holyrood Shipping Plc and Dresdner Kleinwort Leasing	$ 75.7

VESSELS UNDER CAPITAL LEASE, NET 5 (Details) (USD $)	12 Months Ended			48 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			48 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2012 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	Dec. 31, 2012 OBO [Member]	Dec. 31, 2012 OBO [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Double Hull Suezmax [Member]	Dec. 31, 2012 Double Hull Suezmax [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Double Hull VLCC [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 OBO [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2012 Front Guider [Member]
Leases, Schedule of Leased Assets [Line Items]
Capital leased assets, number of units															1		6	17
Lease expiration minimum year										12/31/2013
Lease expiration maximum year										12/31/2027
Asset Impairment Charges	$ 32,000,000																					$ 14,200,000
Number of vessels impaired	5													4		1
Number of vessels disposed of which have been impaired in the year																				3
Capital lease obligation increase and corresponding increase in vessels under capital lease																			9,100,000
Related party, Lease termination payments paid									400,000		14,300,000										10,800,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid								20.00%			20.00%
Agreed per day rate reduction								6,500			6,500		6,500
Period of rate reduction				4 years
Total Compensation paid in exchange for rate reduction								106,000,000			106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share								50,000,000		50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments								56,000,000			56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates								100.00%		100.00%	100.00%
Contingent rental expense	54,612,000	0	0		2,436,000	0	0			52,176,000	0	0
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)										25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms								126,500,000			126,500,000
Total profit share										$ 0

EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended														12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1994	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Jan. 11, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	May 29, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Independent Tankers Corporation Limited [Member]	Dec. 31, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2010 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%	7.90%	8.80%			8.80%	6.30%	7.90%
Sale of Stock, Number of Shares Issued in Transaction															59,000,000	56,000,000	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.5	$ 2.5																		$ 2
Subscription price of ordinary shares issued (in dollars per share)																		$ 5.25	$ 3.75	$ 2.85
Number of shares allocated in transaction in shares																	8,771,000	1,143,000	3,546,000
Payment to Acquire Interest in Frontline 2012	$ 13,298,000	$ 25,047,000	$ 0												$ 6,000,000	$ 13,300,000	$ 25,000,000
Number of common directors													2
Equity method investment, gain loss on dilution of ownership																		5,200,000	700,000
Fair value of equity method investments																59,500,000
Undistributed earnings from equity method investees																300,000
Dividends received from equity method investees	0	500,000	0
Number of oil tankers acquired				3
Percent of subsidiary held by the Company																					82.47%
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																						1,600,000	2,200,000
Number of Companies in Calpetro Group which are Consolidated	3
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																						15,811,000	16,142,000
Non current assets																						15,090,000	25,038,000
Current liabilities																						10,229,000	10,438,000
Non current liabilities																						19,051,000	28,577,000
Net operating revenues																						2,473,000	3,295,000	4,115,000
Net operating income																						2,155,000	2,912,000	3,811,000
Net loss																						$ (544,000)	$ (600,000)	$ (515,000)

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Extinguishment of Debt [Line Items]
Debt arrangement fees	$ 11,836	$ 11,836
Accumulated amortization	(10,600)	(10,056)
Total	1,236	1,780
Amortization of deferred charges	543	6,922	1,436
Frontline 2012 Ltd [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges		$ 4,900

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Voyage expenses	$ 21,121	$ 27,676
Ship operating expenses	6,314	6,261
Administrative expenses	3,685	4,082
Interest expense	11,643	12,322
Taxes	300	0
Other	681	35
Accrued expenses	$ 43,744	$ 50,376

OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Accrued charter hire	$ 322	$ 600
Deferred gain on sale and leaseback	3,609	16,352
Other	3,413	2,618
Other current liabilities	$ 7,344	$ 19,570

DEBT (Details)	0 Months Ended	12 Months Ended									12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended														12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 26, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vessel [Member] USD ($)	Dec. 31, 2011 Vessel [Member] USD ($)	Dec. 31, 2012 Restricted cash and investment [Member] USD ($)	Dec. 31, 2011 Restricted cash and investment [Member] USD ($)	Dec. 31, 2012 4.5% convertible bond due 2015	Mar. 26, 2010 4.5% convertible bond due 2015	Dec. 31, 2012 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	Dec. 31, 2010 First Preferred Mortgage Term Notes Due 2015 [Member]	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 25, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 24, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 07, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Feb. 22, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Sep. 08, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 27, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Jun. 02, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 NOK	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2021 [Member]	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2019 [Member]	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member] structure	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2012 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member]	Sep. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member]	Jun. 30, 2009 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] USD ($)	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member]	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2013 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] Frontline 2012 Ltd [Member] USD ($)
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt		$ 483,992,000	$ 513,137,000													$ 215,000,000	$ 225,000,000												$ 288,137,000	$ 268,992,000
Credit facilities		0	376,000
Total debt		483,992,000	513,513,000												483,992,000																				0
Less: current portion of long-term debt		(20,700,000)	(19,521,000)
Long-term debt		463,292,000	493,992,000
Movement in debt [Roll Forward]
Balance at beginning of period		513,513,000												513,137,000	513,137,000																				376,000
Repurchase of debt carrying value		10,000,000											10,000,000		10,000,000																				0
Loan repayments		(19,521,000)													(19,145,000)																				(376,000)
Balance at end of period		483,992,000	513,513,000												483,992,000																				0
Repurchase of debt purchase price													5,400,000
Gain (Loss) on repurchase of debt instrument														4,600,000
Repurchase of debt percentage holding													4.40%
Number of tranches of term notes purchased			3
Term Loan Facility [Abstract]
Secured term loan facility, borrowing capacity																																						420,000,000		180,000,000			146,400,000		33,000,000			200,000,000			147,000,000
Secured term loan facility, maturity date																																				Dec 31, 2017			Sep 30, 2013		Dec 31, 2020			Jun 30, 2011		Dec 31, 2015			Dec 31, 2013	Dec 31, 2017
Number of VLCC double hull vessels the Facility was used to acquire (in number of vessels)																																					2					2					2
Number of Suezmax double hull vessels the Facility was used to acquire (in number of vessels)																																					4			5
Number of vessels acquired with facility that were subsequently sold (in number of vessels)																																							4							1
Number of one year extensions to the original note (in number of extensions)																																													2
Number of VLCC double hull vessels refinanced using the Facility (in number of vessels)																																															1
Reductions in bank debt as a result of sale of a vessel during the period																																														52,200,000
Amount of debt drawn down																																																		72,000,000
Number of newbuilding double hull VLCC's the Facility was used to finance (in number of newbuildings)																																																		2
Convertible bonds due 2015 [Abstract]
Stated interest rate (in hundredths)									4.50%	4.50%		8.52%				4.50%											4.50%	4.50%
Debt instrument placed on private placement																											225,000,000
Convertible, conversion price (in dollars per share)																$ 36.5567				$ 36.5567			$ 37.0483		$ 38.0895		$ 39
Convertible Debt number of days up to April 14, 2015 to convert at conversion price	10
Convertible, reference price																											$ 29.7784	180.0045
USD/NOK exchange rate																											6.0448	6.0448
Dividend declared (in dollars per share)																		$ 0.02	$ 0.1		$ 0.1	$ 0.25		$ 0.75		$ 0.75
Minimum adjustment to conversion price, percent																						1.00%
Bond redemption features (in hundredths)																											100.00%	100.00%		100.00%
Bond redemption feature, minimum (in hundredths)																90.00%
Number of new shares to be issued (in shares)																6,154,822
First Preferred Mortgage Term Notes [Abstract]
Number of structures involved in financing and leasing transactions (in number of structures)																																	3
Number of structures involved in financing and leasing transactions matured in 2010 (in number of structures)																																	1
Stated interest rate range, minimum (in hundredths)											7.84%																		7.84%		7.84%
Stated interest rate range, maximum (in hundredths)											8.04%																		8.04%			8.04%
Effective interest rate (in hundredths)																																	7.91%	7.91%
Sinking fund redemption price (in hundredths)																																	100.00%
Make whole premium				2,100,000
Sinking fund [Abstract]
2012		20,700,000
2013		22,376,000
2014		24,174,000
2015		26,134,000
2016		28,243,000
Thereafter		147,365,000
Total		268,992,000
Maturities of Long-term Debt [Abstract]
2012		20,700,000
2013		22,376,000
2014		239,174,000
2015		26,134,000
2016		28,243,000
Thereafter		147,365,000
Total debt		483,992,000	513,513,000												483,992,000																				0
Assets pledged [Abstract]
Newbuildings		282,946,000	312,292,000		280,929,000	298,491,000
Restricted cash and investments (excluding amounts held in charter service reserve)							$ 86,280,000	$ 99,303,000

SHARE CAPITAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	125,000,000	125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.5	$ 2.5
Ordinary shares authorized	$ 312,500,000	$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.5	$ 2.5
Ordinary shares issued	194,646,000	194,646,000
Additional Paid in Capital [Abstract]
Redemption premium	$ 0	$ 225,800,000

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	$ (4,779)	$ (3,836)	$ (1,686)
Amount reclassified out of accumulated other comprehensive income into earnings in the period	0	0	9,425
Translation adjustment for year	97	(49)	(137)
Net unrealized losses on marketable securities for the year	527	(894)	(11,438)
Ending balance	(4,155)	(4,779)	(3,836)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(668)	226	2,239
Amount reclassified out of accumulated other comprehensive income into earnings in the period			9,425
Translation adjustment for year	0	0	0
Net unrealized losses on marketable securities for the year	527	(894)	(11,438)
Ending balance	(141)	(668)	226
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(4,111)	(4,062)	(3,925)
Amount reclassified out of accumulated other comprehensive income into earnings in the period			0
Translation adjustment for year	97	(49)	(137)
Net unrealized losses on marketable securities for the year	0	0	0
Ending balance	$ (4,014)	$ (4,111)	$ (4,062)

SHARE OPTION PLANS (Details) (Stock Options [Member]) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 NOK	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum		3 years			1 year	3 years
Share-based payment award, expiration period	5 years	5 years
Further grant of options	0	145,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate (in hundredths)	1.35%
Expected life	3 years 6 months
Expected volatility (in hundredths)	62.27%
Expected dividend yield (in hundredths)	0.00%
Estimated risk free interest rate basis	interest rate on three-year U.S. treasury zero coupon issues.
Assumption of percentage of options granted will vest (in hundredths)	95.00%		95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	739,700	650,700	663,000
Exercised (in shares)		(6,700)	(2,300)
Forfeited (in shares)	(13,700)	(49,300)	(10,000)
Granted (in shares)		145,000
Options outstanding at end of period (in shares)	726,000	739,700	650,700
Options outstanding at end of period, Exercisable, Number (in shares)	629,300	396,500	219,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding at beginning of period, weighted average exercise price (in krones per share)	$ 130.46	$ 131.65	$ 144.16
Exercised, weighted average exercise price (in krones per share)		$ 132.71	$ 131.65
Forfeited, weighted average exercise price (in krones per share)	$ 130.46	$ 130.36	$ 133.71
Granted, weighted average grant price (in krones per share)		$ 131.1
Options outstanding at end of period, weighted average exercise price (in krones per share)	$ 130.46	$ 130.46	$ 131.65
Options outstanding at end of period, Exercisable, number (in shares)	629,300	396,500	219,000
Options outstanding at end of period, Exercisable, weighted average exercise price (in Krones per share)	$ 130.46	$ 130.46	$ 131.65	0
Options outstanding at end of period, Exercisable, weighted average remaining contractual terms (in years)	2 years	3 years	3 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2.5	$ 1.8	$ 2
Options granted, weighted average grant date fair value	$ 0	$ 10.42	$ 0
Options exercised in period, intrinsic value	0	0.04	0
Options outstanding and exercisable, intrinsic value	0	0
Employee service share-based compensation, aggregate disclosures [Abstract]
Non-vested awards, unrecognized compensation cost	0.2	1.1
Unrecognized compensation expense, period for recognition	1 year 3 months 18 days
Compensation expense recognized	$ 0.8	$ 1.6	$ 2.1

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 instrument	Dec. 31, 2011 instrument	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	24	25
Mark to market of derivatives	$ (1,725)	$ 390	$ (19)

FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	$ 32,000,000	$ 121,400,000
Front Guider [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	14,200,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	120,131,000	94,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	120,131,000	94,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	32,000,000
Fair Value, Measurements, Nonrecurring [Member] | Ore-bulk-oil carrier [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels impaired	4
Fair Value, Measurements, Nonrecurring [Member] | Suezmax oil carrier [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels impaired	1
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Front Pride [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of vessels carried at fair value using level 2 inputs	3,300,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Front Guider [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of vessels carried at fair value using level 2 inputs	20,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992,000	288,137,000
Convertible bond (4.5%)	215,000,000	225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	$ 120,131,000	$ 94,500,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%

FINANCIAL INSTRUMENTS 3 (Details)	12 Months Ended
	Dec. 31, 2012 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	Dec. 31, 2012 4.5% convertible bond due 2015	Mar. 26, 2010 4.5% convertible bond due 2015
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
Stated interest rate (in hundredths)		4.50%	4.50%

RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended												1 Months Ended			12 Months Ended			48 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended																					1 Months Ended	12 Months Ended											12 Months Ended													12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2010 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Dec. 31, 2010 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Golar LNG Energy Limited [Member]	Dec. 31, 2010 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Mar. 31, 2010 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	Feb. 05, 2010 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Titan Orion (ex-Front Duke) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Driver [Member]	Dec. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Ticen Ocean (renamed Front Lady) [Member]	Aug. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Bryggegata AS [Member]	Dec. 31, 2011 Bryggegata AS [Member]	Dec. 31, 2010 Bryggegata AS [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2010 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Dec. 31, 2010 Seadrill Limited [Member]	Dec. 31, 2012 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2011 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2010 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2010 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2010 Aktiv Kapital ASA [Member]	Oct. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2012 VTN Shipping Inc [Member]	Dec. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2010 VTN Shipping Inc [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2010 Frontline 2012 Ltd [Member]	Jan. 11, 2013 Frontline 2012 Ltd [Member]	May 29, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Dec. 31, 2012 North Atlantic Drilling Ltd [Member]	Dec. 31, 2011 North Atlantic Drilling Ltd [Member]	Dec. 31, 2012 Single hull VLCCs [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 OBO [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)														20.00%				20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)																	25.00%
Charterhire paid (principal and interest)																	$ 176,332,000	$ 248,822,000	$ 289,578,000
Lease termination fees (expense) income																	1,777,000	17,104,000	(2,435,000)
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance																	0	106,000,000
Profit share expense		0	482,000	30,566,000													0	482,000	30,566,000
Contingent rental expense		54,612,000	0	0													52,176,000	0	0
Remaining lease obligation		950,560,000												926,821,000			875,670,000	926,821,000	1,289,897,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances					1,009,000	1,008,000	1,092,000	1,820,000	1,002,000	1,310,000	0	0	88,000				4,261,000	4,660,000	2,490,000									5,566,000	5,492,000	6,138,000	(1,455,000)	(1,494,000)	(1,368,000)	5,423,000	34,977,000	34,211,000	2,574,000	1,076,000	426,000	390,000	906,000	166,000	41,000	168,000	132,000	21,000	136,000	83,000		0	17,051,000	0	343,000	24,000	0	(4,004,000)	0	0			51,000	63,000	47,000	51,000	63,000	47,000	51,000	63,000	47,000
Number of vessels chartered in from Frontline 2012																																																								2
Receivables with related parties		9,055,000	15,805,000		342,000	168,000		755,000	610,000					1,138,000			1,891,000	1,138,000										1,325,000	1,272,000					106,000	356,000		1,253,000	841,000		778,000	632,000		0	68,000		0	67,000						250,000	0		2,291,000	10,469,000				13,000	57,000		13,000	57,000		13,000	57,000		13,000	13,000	12,000	0
Payables with related parties		(53,948,000)	(10,775,000)		(257,000)	(550,000)		(101,000)	(106,000)					(9,209,000)			(52,063,000)	(9,209,000)										(1,042,000)	(910,000)														(28,000)	0		(34,000)	0									(423,000)	0
Earned freights on chartering vessels																																		5,000,000	34,600,000
Lease termination payments received															2,900,000			5,300,000				7,800,000																																																				22,200,000
Lease termination payments paid																400,000		14,300,000						500,000	2,100,000																																																		32,600,000
Payment to participate in private placement of Frontline 2012																																																											6,000,000	13,300,000
Number of shares allocated in transaction in shares																																																											1,143,000	3,546,000
Number of shares issued by Equity Method Investee in transaction																																																											59,000,000	56,000,000
Sale of stock, price per share																																																											$ 5.25	$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)																																																									8.80%		6.30%	7.90%
Equity method investment, gain loss on dilution of ownership																																																											5,200,000	700,000
Number of Single hull VLCCs currently chartered to the Company that related party has entered into an agreement to sell																		3
Negotiated compensation payments for sale of vessels with early terminations																							10,600,000			11,600,000
Net gain (loss) on sale																																																	50,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries			15																																																						15
Amount of working capital balances outstanding																																																									10,500,000
Agreed per day rate reduction														6,500				6,500		6,500
Length of period over which rate reduction applies														4 years						4 years
Total Compensation paid in exchange for rate reduction														106,000,000				106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share														50,000,000			50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments														56,000,000				56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates														100.00%			100.00%	100.00%
Vessel purchase from related party amount																					58,500,000
Number of double hull crude oil tankers and OBOs (number of vessels)															31
Restricted cash deposit reduction as a result of charter agreement amendments															111,700,000
Restricted cash deposit reduction, vessels no longer requiring reserves															10,600,000
Advanced payment for charterhire less operating expenses															72,800,000
Percentage ownership of SeaTeam Singapore Pte Limited sold to Golden Ocean Group Limited																											25.00%
Proceeds from sale of shares in subsidiary																											100,000
Gain on sale of shares in subsidiary	200,000																										200,000
Related party loan amount																											$ 500,000
Related party loan term																											5 years
Related party loan interest rate (in hundredths)																											2.50%

DISPOSAL OF ASSETS (Details) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended		12 Months Ended				3 Months Ended		3 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended					3 Months Ended			1 Months Ended							3 Months Ended			1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Vessels and Equipment [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Oct. 31, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Nov. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Delta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Delta [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Beta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Beta [Member]	Mar. 31, 2010 Vessels and Equipment [Member] Front Vista [Member]	Jan. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2012 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Dec. 31, 2012 Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Alfa [Member]	Mar. 31, 2012 Vessels and Equipment [Member] Front Alfa [Member]	Jun. 30, 2012 Vessels and Equipment [Member] Front Rider [Member]	Sep. 30, 2012 Vessels and Equipment [Member] Front Climber [Member]	Dec. 31, 2012 Vessels and Equipment [Member] Front Driver [Member]	Dec. 31, 2012 Vessels and Equipment [Member] Front Guider [Member]	Mar. 31, 2010 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Feb. 05, 2010 Ship Finance International Limited [Member]	Mar. 31, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Golden River [Member]	Feb. 28, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Highness [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Ace [Member]	Apr. 30, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Leader [Member]	May 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Breaker [Member]	Mar. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Oct. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Feb. 28, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Vista [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Mar. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Titan Orion (ex-Front Duke) [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Rider [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Climber [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Driver [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Ticen Ocean (renamed Front Lady) [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Viewer & Front Guider [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Viewer [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Guider [Member]	Apr. 30, 2010 CalPetro Tankers (Bahamas III) Limited [Member] Vessels and Equipment [Member] Front Voyager [Member]	Dec. 31, 2011 Frontline 2012 [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] VLCC Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] Suzemax Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Newbuildings [Member] VLCC Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Vessel purchase from related party amount																												$ 58,500,000									$ 58,500,000
Related party, Lease termination payments paid																										400,000	14,300,000					7,700,000	6,600,000	8,100,000			400,000							23,500,000	12,700,000	10,800,000
Proceeds from sale of asset to be settled in installments													60,000,000
Length of installment period													10 years
Lease termination payments received																									2,900,000		5,300,000		2,900,000	2,900,000	2,400,000
Proceeds from vessel sale																																															8,300,000
Net gain (loss) on sale						(100,000)		50,000		10,000		(400,000)								(2,100,000)										2,900,000	2,400,000	(9,300,000)	(8,500,000)		(400,000)	(9,200,000)			10,600,000	(100,000)	(200,000)	(800,000)	11,200,000		(16,500,000)		100,000	(306,972,000)
Sale leaseback transaction, gross proceeds														91,200,000																								67,000,000
New lease term	2 years													2 years
Gain on sale leaseback transaction recognized in period															7,900,000	13,800,000	7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net																	2,300,000
Impairment of vessels		32,000,000	121,400,000	(121,443,000)	27,100,000		30,600,000		18,500,000		20,400,000								24,800,000		4,900,000	4,200,000	4,000,000	14,200,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)			15																																													15
Number of each vessel type or newbuilding contract sold to related party (in number of vessels)																																																	6	4	5
Number of VLCC's owned with a time charters attached which have been sold																																																	1
Capital lease modification adjustment to carrying value of asset																																														$ 9,100,000

NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2008
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
Percentage of minority interest sold (in hundredths)	25.00%
Proceeds from sale of shares in subsidiary	$ 100,000	$ 0	$ 128,882,000	$ 100,000
Gain on sale of shares in subsidiary	$ 200,000
Percentage of investment distributed as special dividend-in-kind (in hundredths)					17.53%
Percentage of subsidiary owned (in hundredths)		82.47%	82.47%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Apr. 01, 2015	Dec. 31, 2012 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Minimum [Member] Special Purpose Entities [Member]	Dec. 31, 2012 Maximum [Member] Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Number of vessels sold and leased back			4	4
Options on the lessor's side to extend the charters (upper range)			5 years
Total amount of potential payment under put options with respect to capital leases			$ 36,000,000	$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron	3
Chevron holds options to purchase each vessel on April 1, 2015		1
Newbuilding installment Commitments	87,900,000
Related Party Transactions Number Of Vessels					3
Contingent liability in respect of newbuildings					$ 209,000,000
Leased back on charters						8 years	12 years 6 months

SUPPLEMENTAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Modifications [Member]
Non-cash investing and financing activities [Abstract]
Adjustment in capital lease obligation which resulted from reassessment of leases due to change in lease terms	$ (9.1)	$ 156.3
Sale of Wholly-Owned Subsidiaries [Member]
Non-cash investing and financing activities [Abstract]
Carrying amount as of the balance sheet date of debt which was transferred as part of the sale of special purpose companies to Frontline 2012		666.3
Fair value amount as of the balance sheet date of newbuilding installments outstanding which transferred as part of the sale of the special purpose companies to Frontline 2012		$ 325.5
Number of wholly-owned special purpose companies sold to Frontline 2012		15

POOL REVENUES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Pool earnings allocated on a net basis	$ 35.9	$ 43.2	$ 125.6

SUBSEQUENT EVENTS (Details) (USD $)	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Jan. 31, 2013 Orion Tankers Ltd [Member] Sale of share in Orion Tankers Ltd [Member]	Dec. 31, 2012 Front Guider [Member]	Mar. 31, 2013 Early termination of charter [Member] Edinburgh (Ex Titan Aries) [Member]	Dec. 31, 2012 Compensation payment resulting from vessel disposal [Member] Front Guider [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Compensation payment resulting from vessel disposal [Member] Front Pride [Member] Ship Finance International Limited [Member]	Jan. 11, 2013 Private Placement [Member] Frontline 2012 Ltd [Member]	May 29, 2012 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 31, 2011 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 16, 2011 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 31, 2012 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Aug. 31, 2008 First Preferred Mortgage Term Notes due 2019 and 2021 [Member] International Tankers Corporation Ltd [Member]	Jan. 31, 2013 First Preferred Mortgage Term Notes due 2019 and 2021 [Member] International Tankers Corporation Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage (in hundredths)	7.90%	8.80%	50.00%	50.00%	50.00%					6.30%	7.90%	8.80%
Notional value of long term debt in subsidiary entity sold																$ 8,000,000
Stated interest rate, minimum														7.84%	7.84%
Debt Instrument, Repurchase Amount																4,500,000
Lease termination fees (expense) income								10,800,000
Payment to participate in private placement of Frontline 2012										6,000,000
Number of shares allocated in transaction in shares										1,143,000	3,546,000	8,771,000
Number of shares issued by Equity Method Investee in transaction										59,000,000
Sale of stock, price per share										$ 5.25	$ 3.75		$ 2.85
Equity method investment, gain loss on dilution of ownership										5,200,000	700,000
Related party, Lease termination payments received							7,500,000
Related party, Lease termination payments paid						$ 10,800,000			$ 2,100,000